Schedule of Investments (unaudited)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes
Australia — 0.2%
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	100	$110,018
4.75%, 05/15/22 (Call 02/15/22)(a)	USD	50	51,425
5.13%, 03/15/23 (Call 12/15/22)(a)	USD	65	68,372
5.13%, 05/15/24 (Call 02/15/24)(a)	USD	125	135,906
			365,721
Austria — 0.2%
ams AG, 6.00%, 07/31/25 (Call 07/31/22)(b)	EUR	100	130,452
Novomatic AG, 1.63%, 09/20/23	EUR	100	116,521
Wienerberger AG, 2.00%, 05/02/24(b)	EUR	50	63,341
			310,314
Belgium — 0.2%
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	USD	200	212,317
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(b)	EUR	100	125,978
			338,295
Brazil — 0.4%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)(c)	USD	200	214,500
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(a)	USD	125	138,354
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	USD	160	181,744
6.50%, 04/15/29 (Call 04/15/24)(a)	USD	155	176,409
			711,007
Canada — 2.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	USD	60	59,764
3.88%, 01/15/28 (Call 09/15/22)(a)(c)	USD	70	71,158
4.00%, 10/15/30 (Call 10/15/25)(a)	USD	350	347,375
4.25%, 05/15/24 (Call 03/01/21)(a)	USD	98	99,723
4.38%, 01/15/28 (Call 11/15/22)(a)	USD	95	96,932
5.75%, 04/15/25 (Call 04/15/22)(a)(c)	USD	15	16,013
Bausch Health Companies Inc.
5.00%, 02/15/29 (Call 02/15/24)(a)	USD	85	86,909
5.25%, 02/15/31 (Call 02/15/26)(a)	USD	105	108,187
Bombardier Inc.
5.75%, 03/15/22(a)	USD	65	66,706
6.00%, 10/15/22 (Call 03/01/21)(a)	USD	175	173,687
6.13%, 01/15/23(a)	USD	155	155,806
7.50%, 12/01/24 (Call 03/01/21)(a)	USD	125	120,008
7.50%, 03/15/25 (Call 03/01/21)(a)	USD	160	149,192
7.88%, 04/15/27 (Call 04/15/22)(a)(c)	USD	220	203,434
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	50	51,313
6.13%, 05/15/23 (Call 03/01/21)(a)	CAD	35	27,681
6.25%, 09/15/27 (Call 09/15/22)(a)(c)	USD	82	86,794
CES Energy Solutions Corp., 6.38%, 10/21/24 (Call 03/01/21)	CAD	40	31,169
Crew Energy Inc., 6.50%, 03/14/24 (Call 03/01/21)(a)	CAD	40	25,246
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	USD	100	101,145
9.50%, 11/01/27 (Call 11/01/22)(a)	USD	75	82,549

Security		Par (000)	Value

Canada (continued)
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	USD	100	$98,532
3.75%, 08/01/25 (Call 08/01/22)(a)	USD	85	86,846
4.00%, 08/01/28 (Call 08/01/23)(a)(c)	USD	20	19,800
4.25%, 06/01/25 (Call 06/01/22)(a)	USD	15	15,488
5.13%, 12/15/26 (Call 12/15/22)(a)	USD	80	84,712
Kronos Acquisition Holdings Inc. / KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)	USD	10	10,186
7.00%, 12/31/27 (Call 12/31/23)(a)	USD	70	71,435
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	USD	70	72,887
5.25%, 12/15/27 (Call 12/15/22)(a)	USD	65	68,601
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)	USD	25	24,813
6.50%, 01/15/25 (Call 03/01/21)(a)	USD	58	59,746
7.00%, 03/31/24 (Call 02/18/21)(a)	USD	75	76,027
7.13%, 02/01/27 (Call 02/01/23)(a)	USD	150	154,875
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	USD	50	51,781
5.25%, 12/15/29 (Call 09/15/29)	USD	100	104,375
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	USD	155	159,352
5.00%, 05/01/25 (Call 01/31/25)(a)	USD	65	67,268
5.25%, 08/01/23 (Call 03/01/21)(a)	USD	65	65,395
5.25%, 06/01/27 (Call 03/03/27)(a)	USD	130	135,200
NuVista Energy Ltd., 6.50%, 03/02/23 (Call 02/08/21)	CAD	30	19,228
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	USD	115	117,875
5.88%, 06/01/26 (Call 06/01/21)(a)	USD	100	103,980
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	USD	90	94,500
Parkland Corp.
5.63%, 05/09/25 (Call 03/01/21)	CAD	100	81,175
5.75%, 09/16/24 (Call 03/01/21)(a)	CAD	25	20,141
5.75%, 09/16/24 (Call 03/01/21)	CAD	25	20,141
5.88%, 07/15/27 (Call 07/15/22)(a)	USD	65	69,550
6.00%, 04/01/26 (Call 04/01/21)(a)	USD	65	68,165
Quebecor Media Inc.
5.75%, 01/15/23	USD	130	139,984
6.63%, 01/15/23(a)	CAD	75	63,823
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 03/01/21)(a)	USD	90	91,601
Stars Group Holdings BV/Stars Group US
Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(c)	USD	175	184,259
Superior Plus LP
5.13%, 08/27/25 (Call 03/01/21)	CAD	50	40,657
5.25%, 02/27/24 (Call 03/01/21)	CAD	50	40,229
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)	USD	80	81,600
Videotron Ltd.
4.50%, 01/15/30 (Call 10/15/24)	CAD	110	93,052
5.00%, 07/15/22	USD	100	104,650
5.13%, 04/15/27 (Call 04/15/22)(a)	USD	75	79,256
5.38%, 06/15/24 (Call 03/15/24)(a)	USD	75	82,385
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	44,017
5.75%, 01/15/26 (Call 02/12/21)(b)	CAD	50	40,318
			5,268,696

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands — 0.1%
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(b)	EUR	150	$187,611
Denmark — 0.1%
DKT Finance ApS, 7.00%, 06/17/23 (Call 03/01/21)(b)	EUR	100	124,619
TDC AS, 6.88%, 02/23/23(b)	GBP	100	149,428
			274,047
Finland — 0.5%
Nokia OYJ
2.00%, 03/11/26 (Call 12/11/25)(b)	EUR	200	254,450
2.38%, 05/15/25 (Call 02/15/25)(b)	EUR	100	129,251
3.38%, 06/12/22	USD	65	67,094
4.38%, 06/12/27	USD	65	71,505
Teollisuuden Voima OYJ
1.13%, 03/09/26 (Call 12/09/25)(b)	EUR	200	228,736
2.00%, 05/08/24 (Call 02/08/24)(b)	EUR	100	122,603
			873,639
France — 3.7%
Accor SA
1.75%, 02/04/26 (Call 11/04/25)(b)	EUR	100	125,926
3.63%, 09/17/23(b)	EUR	100	128,040
Altice France SA/France
2.13%, 02/15/25 (Call 02/15/22)(b)	EUR	100	118,350
3.38%, 01/15/28 (Call 09/15/22)(b)	EUR	100	120,356
4.13%, 01/15/29 (Call 09/15/23)(b)	EUR	100	123,471
5.50%, 01/15/28 (Call 09/15/22)(a)	USD	200	208,334
5.88%, 02/01/27 (Call 02/01/22)(b)	EUR	200	260,176
7.38%, 05/01/26 (Call 05/01/21)(a)	USD	200	209,602
8.13%, 02/01/27 (Call 02/01/22)(a)(c)	USD	200	220,290
Banijay Group SAS, 6.50%, 03/01/26 (Call 09/01/22)(b)	EUR	100	118,944
Burger King France SAS, 6.00%, 05/01/24 (Call 02/08/21)(b)	EUR	100	122,401
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)(b)	EUR	100	109,503
4.50%, 03/07/24 (Call 12/07/23)(b)	EUR	100	117,896
4.56%, 01/25/23(b)	EUR	100	126,878
CMA CGM SA
5.25%, 01/15/25 (Call 02/08/21)(b)	EUR	100	121,203
6.50%, 07/15/22 (Call 02/08/21)(b)	EUR	100	123,006
7.50%, 01/15/26 (Call 01/15/23)(b)	EUR	100	129,477
Electricite de France SA, 5.63%, (Call 01/22/24)(a)(d)(e)	USD	150	160,260
Elis SA
1.00%, 04/03/25 (Call 01/03/25)(b)	EUR	100	117,929
1.63%, 04/03/28 (Call 01/03/28)(b)	EUR	100	118,439
1.88%, 02/15/23 (Call 11/15/22)(b)	EUR	100	123,065
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(b)	EUR	100	122,307
2.63%, 06/15/25 (Call 06/15/21)(b)	EUR	100	123,018
3.13%, 06/15/26 (Call 06/15/22)(b)	EUR	100	124,546
3.75%, 06/15/28 (Call 06/15/23)(b)	EUR	100	127,474
Fnac Darty SA, 2.63%, 05/30/26 (Call 05/30/22)(b)	EUR	100	124,817
Getlink SE, 3.50%, 10/30/25 (Call 10/30/22)(b)	EUR	100	125,366
La Financiere Atalian SASU, 4.00%, 05/15/24
(Call 02/08/21)(b)	EUR	100	114,097
Loxam SAS
2.88%, 04/15/26 (Call 04/15/22)(b)	EUR	125	149,016
3.25%, 01/14/25 (Call 07/15/21)(b)	EUR	125	150,395
3.75%, 07/15/26 (Call 07/15/22)(b)	EUR	100	122,424
Mobilux Finance SAS, 5.50%, 11/15/24 (Call 02/08/21)(b)	EUR	100	122,626

Security		Par (000)	Value

France (continued)
Orano SA
3.13%, 03/20/23 (Call 12/20/22)(b)	EUR	100	$126,854
3.38%, 04/23/26 (Call 01/23/26)(b)	EUR	100	131,595
4.88%, 09/23/24	EUR	100	138,896
Paprec Holding SA, 4.00%, 03/31/25 (Call 03/31/21)(b)	EUR	100	122,106
Quatrim SASU, 5.88%, 01/15/24 (Call 11/15/21)(b)	EUR	100	126,262
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(b)(e)	EUR	100	122,716
Renault SA
1.00%, 03/08/23 (Call 12/08/22)(b)	EUR	100	121,298
1.00%, 11/28/25 (Call 08/28/25)(b)	EUR	100	118,430
1.13%, 10/04/27 (Call 07/04/27)(b)	EUR	100	114,788
1.25%, 06/24/25 (Call 03/24/25)(b)	EUR	100	119,772
2.00%, 09/28/26 (Call 06/28/26)(b)	EUR	100	121,588
2.38%, 05/25/26 (Call 02/25/26)(b)	EUR	100	123,117
Rexel SA, 2.75%, 06/15/26 (Call 03/15/22)(b)	EUR	125	154,762
SPCM SA, 2.63%, 02/01/29 (Call 09/15/23)(b)	EUR	100	124,949
SPIE SA
2.63%, 06/18/26 (Call 12/18/25)(b)	EUR	100	125,346
3.13%, 03/22/24 (Call 09/22/23)(b)	EUR	100	127,601
Tereos Finance Groupe I SA, 4.13%, 06/16/23
(Call 03/16/23)(b)	EUR	100	118,980
Valeo SA
1.63%, 03/18/26 (Call 12/18/25)(b)	EUR	100	125,898
3.25%, 01/22/24(b)	EUR	100	131,578
Vallourec SA
2.25%, 09/30/24(b)	EUR	100	96,281
6.63%, 10/15/22 (Call 02/08/21)(b)	EUR	100	96,585
			6,999,034
Germany — 4.5%
ADLER Group SA
1.88%, 01/14/26 (Call 10/14/25)(b)	EUR	100	118,280
2.75%, 11/13/26 (Call 08/13/26)(b)	EUR	100	122,017
3.25%, 08/05/25 (Call 05/05/25)(b)	EUR	100	125,744
Adler Pelzer Holding GmbH, 4.13%, 04/01/24
(Call 02/08/21)(b)	EUR	100	112,856
ADLER Real Estate AG
1.50%, 04/17/22 (Call 03/17/22)(b)	EUR	100	121,674
3.00%, 04/27/26 (Call 02/27/26)(b)	EUR	100	125,418
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75
(Call 04/23/27)(b)(e)	EUR	100	130,835
CBR Fashion Finance BV, 5.13%, 10/01/22
(Call 02/08/21)(b)	EUR	100	116,854
CeramTec BondCo GmbH, 5.25%, 12/15/25
(Call 03/01/21)(b)	EUR	100	123,689
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28
(Call 01/15/24)(b)	EUR	100	124,089
Commerzbank AG
4.00%, 03/30/27(b)	EUR	130	177,445
4.00%, 12/05/30 (Call 09/05/25)(b)(e)	EUR	200	264,620
8.13%, 09/19/23(a)	USD	200	232,159
Consus Real Estate AG, 9.63%, 05/15/24
(Call 05/15/21)(b)	EUR	100	129,508
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24 (Call 07/15/24)(b)	EUR	100	117,620
Deutsche Bank AG
2.75%, 02/17/25(b)	EUR	125	158,476
4.30%, 05/24/28 (Call 05/24/23)(e)	USD	200	205,370
4.50%, 05/19/26(b)	EUR	100	137,071
5.63%, 05/19/31 (Call 02/19/26)(b)(e)	EUR	200	280,115

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(e)	USD	200	$213,796
Deutsche Lufthansa AG
3.00%, 05/29/26 (Call 02/28/26)(b)	EUR	100	118,038
5.13%, 08/12/75 (Call 02/12/26)(b)(e)	EUR	100	107,065
Douglas GmbH, 6.25%, 07/15/22 (Call 02/08/21)(b)	EUR	100	118,950
HT Troplast GmbH, 9.25%, 07/15/25 (Call 07/15/22)(b)	EUR	100	134,141
K+S AG
2.63%, 04/06/23 (Call 01/06/23)(b)	EUR	100	120,649
3.25%, 07/18/24 (Call 04/18/24)(b)	EUR	100	121,073
KME SE, 6.75%, 02/01/23 (Call 03/01/21)(b)	EUR	100	108,202
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(b)(e)	EUR	100	129,285
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(a)	USD	66	67,114
METRO AG, 1.50%, 03/19/25(b)	EUR	100	125,785
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 03/01/21)(b)	EUR	100	122,071
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 02/08/21)(b)	EUR	200	243,363
Peach Property Finance GmbH, 3.50%, 02/15/23 (Call 11/15/22)(b)	EUR	100	123,600
Platin 1426 GmbH, 5.38%, 06/15/23 (Call 02/08/21)(b)	EUR	100	121,566
ProGroup AG, 3.00%, 03/31/26 (Call 03/31/21)(b)	EUR	100	122,631
RWE AG, 3.50%, 04/21/75 (Call 04/21/25)(b)(e)	EUR	50	65,421
Schaeffler AG
1.88%, 03/26/24 (Call 12/26/23)(b)	EUR	100	125,400
2.75%, 10/12/25 (Call 07/12/25)(b)	EUR	100	128,587
2.88%, 03/26/27 (Call 12/26/26)(b)	EUR	100	129,110
3.38%, 10/12/28 (Call 07/12/28)(b)	EUR	100	133,261
Summit Properties Ltd., 2.00%, 01/31/25 (Call 02/08/21)(b)	EUR	100	119,148
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 07/30/21)(b)	EUR	100	125,894
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 01/15/22)(b)	EUR	100	119,691
Tele Columbus AG, 3.88%, 05/02/25 (Call 05/02/21)(b)	EUR	100	122,206
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)(b)	EUR	125	151,553
1.88%, 03/06/23 (Call 02/06/23)(b)	EUR	175	211,896
2.50%, 02/25/25(b)	EUR	100	122,162
2.88%, 02/22/24 (Call 11/22/23)(b)	EUR	150	183,587
Vertical Holdco GmbH, 6.63%, 07/15/28 (Call 07/15/23)(b)	EUR	100	129,242
Vertical Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(b)	EUR	100	127,006
Vertical U.S. Newco Inc., 5.25%, 07/15/27
(Call 07/15/23)(a)	USD	200	209,322
WEPA Hygieneprodukte GmbH, 2.88%, 12/15/27
(Call 12/15/22)(b)	EUR	100	123,287
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(b)	EUR	300	357,576
3.00%, 10/23/29 (Call 07/23/29)(b)	EUR	100	122,613
ZF Finance GmbH
2.75%, 05/25/27 (Call 02/25/27)(b)	EUR	100	121,927
3.75%, 09/21/28 (Call 06/21/28)(b)	EUR	100	128,925
ZF North America Capital Inc.
2.75%, 04/27/23(b)	EUR	100	124,879
4.75%, 04/29/25(a)	USD	150	161,982
			8,365,844
Greece — 0.4%
Alpha Bank AE, 4.25%, 02/13/30 (Call 02/13/25)(b)(e)	EUR	100	111,376
Ellaktor Value PLC, 6.38%, 12/15/24 (Call 12/15/21)(b)	EUR	100	112,477
Security		Par (000)	Value
Greece (continued)
Intralot Capital Luxembourg SA, 5.25%, 09/15/24 (Call 02/08/21)(b)	EUR	100	$52,711
National Bank of Greece SA, 2.75%, 10/08/26 (Call 10/08/25)(b)(e)	EUR	150	185,402
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 03/02/21)(a)	USD	75	42,619
Piraeus Financial Holdings SA, 9.75%, 06/26/29 (Call 06/26/24)(b)(e)	EUR	100	110,252
Titan Global Finance PLC, 2.38%, 11/16/24 (Call 05/16/24)(b)	EUR	100	124,551
			739,388
Ireland — 0.6%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(c)(e)	USD	150	152,578
AIB Group PLC, 1.88%, 11/19/29 (Call 11/19/24)(b)(e)	EUR	100	123,164
Bank of Ireland Group PLC, 3.13%, 09/19/27 (Call 09/19/22)(b)(e)	GBP	100	139,534
eircom Finance DAC, 3.50%, 05/15/26 (Call 05/15/22)(b)	EUR	225	279,768
Smurfit Kappa Acquisitions ULC
2.38%, 02/01/24 (Call 11/01/23)(b)	EUR	100	127,959
2.88%, 01/15/26 (Call 10/15/25)(b)	EUR	100	133,195
Smurfit Kappa Treasury ULC, 1.50%, 09/15/27 (Call 06/15/27)(b)	EUR	150	189,212
			1,145,410
Israel — 1.3%
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)	USD	75	79,909
6.13%, 06/30/25 (Call 03/30/25)(a)	USD	45	49,836
6.50%, 06/30/27 (Call 12/30/26)(a)	USD	55	62,311
6.75%, 06/30/30 (Call 12/30/29)(a)	USD	90	102,330
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(b)	EUR	200	228,963
1.25%, 03/31/23 (Call 12/31/22)(b)	EUR	100	118,290
1.63%, 10/15/28(b)	EUR	100	109,222
1.88%, 03/31/27 (Call 12/31/26)(b)	EUR	100	112,414
3.25%, 04/15/22 (Call 01/15/22)	EUR	100	123,481
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	127,199
6.00%, 01/31/25 (Call 10/31/24)	EUR	100	133,092
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	USD	250	247,750
3.15%, 10/01/26	USD	400	382,000
6.00%, 04/15/24 (Call 01/15/24)	USD	200	210,636
6.75%, 03/01/28 (Call 12/01/27)	USD	200	224,223
7.13%, 01/31/25 (Call 10/31/24)	USD	200	220,500
			2,532,156
Italy — 5.5%
Atlantia SpA
1.63%, 02/03/25(b)	EUR	100	120,422
1.88%, 07/13/27 (Call 04/13/27)(b)	EUR	100	120,042
Autostrade per l'Italia SpA
1.13%, 11/04/21(b)	EUR	100	120,679
1.75%, 06/26/26(b)	EUR	100	120,788
1.75%, 02/01/27(b)	EUR	100	120,916
1.88%, 09/26/29 (Call 06/26/29)(b)	EUR	100	120,156
2.00%, 12/04/28 (Call 09/04/28)(b)	EUR	100	121,240
2.00%, 01/15/30 (Call 10/15/29)(b)	EUR	200	239,122
Banca IFIS SpA, 4.50%, 10/17/27 (Call 10/17/22)(b)(e)	EUR	100	115,436
Banca Monte dei Paschi di Siena SpA
1.88%, 01/09/26(b)	EUR	150	183,866
2.63%, 04/28/25(b)	EUR	125	157,133

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
3.63%, 09/24/24(b)	EUR	100	$129,213
5.38%, 01/18/28 (Call 01/18/23)(b)(e)	EUR	100	104,999
10.50%, 07/23/29(b)	EUR	100	152,470
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(b)	EUR	100	126,161
Banco BPM SpA
1.75%, 01/28/25(b)	EUR	200	249,343
2.00%, 03/08/22(b)	EUR	100	123,551
2.50%, 06/21/24(b)	EUR	100	127,849
4.38%, 09/21/27 (Call 09/21/22)(b)(e)	EUR	100	124,615
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(b)(e)	EUR	100	125,976
Centurion Bidco SpA, 5.88%, 09/30/26 (Call 09/30/22)(b)	EUR	100	125,381
Esselunga SpA, 0.88%, 10/25/23 (Call 07/25/23)(b)	EUR	100	123,087
Iccrea Banca SpA, 1.50%, 10/11/22(b)	EUR	150	183,506
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(b)	EUR	100	124,504
1.88%, 07/08/26 (Call 04/08/26)(b)	EUR	100	127,094
International Game Technology PLC, 4.75%, 02/15/23 (Call 08/15/22)(b)	EUR	100	125,612
Intesa Sanpaolo SpA
2.86%, 04/23/25(b)	EUR	100	127,307
3.93%, 09/15/26(b)	EUR	100	135,829
5.02%, 06/26/24(a)(c)	USD	400	435,328
5.15%, 06/10/30(b)	GBP	100	159,680
6.63%, 09/13/23(b)	EUR	100	137,875
Leonardo SpA, 1.50%, 06/07/24 (Call 03/07/24)(b)	EUR	100	123,012
Mediobanca Banca di Credito Finanziario SpA, 5.75%, 04/18/23	EUR	100	134,077
Nexi SpA, 1.75%, 10/31/24(b)	EUR	150	185,352
Rekeep SpA, 7.25%, 02/01/26 (Call 02/01/23)(b)	EUR	100	123,997
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(b)	EUR	100	129,259
Saipem Finance International BV
2.63%, 01/07/25(b)	EUR	100	124,608
2.75%, 04/05/22(b)	EUR	100	124,301
3.38%, 07/15/26 (Call 04/15/26)(b)	EUR	100	127,292
Sisal Group SpA, 7.00%, 07/31/23 (Call 02/08/21)(b)	EUR	69	84,536
Societa Cattolica di Assicurazioni SC, 4.25%, 12/14/47 (Call 12/14/27)(b)(e)	EUR	100	127,780
Sofima Holding SpA, 3.75%, 01/15/28 (Call 01/15/23)(b)	EUR	100	121,891
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(b)	EUR	100	119,934
2.38%, 10/12/27 (Call 07/12/27)(b)	EUR	100	126,430
2.50%, 07/19/23(b)	EUR	100	126,939
2.75%, 04/15/25 (Call 01/15/25)(b)	EUR	150	191,559
2.88%, 01/28/26 (Call 10/28/25)(b)	EUR	300	386,745
3.00%, 09/30/25(b)	EUR	100	129,938
3.25%, 01/16/23(b)	EUR	100	127,738
3.63%, 01/19/24(b)	EUR	100	130,310
3.63%, 05/25/26(b)	EUR	100	134,039
4.00%, 04/11/24 (Call 01/11/24)(b)	EUR	100	131,242
5.30%, 05/30/24(a)	USD	200	217,598
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(b)(e)	EUR	200	239,904
2.73%, 01/15/32 (Call 01/15/27)(b)(e)	EUR	200	243,650
4.88%, 02/20/29 (Call 02/20/24)(b)(e)	EUR	200	264,272
5.46%, 06/30/35 (Call 06/30/30)(a)(e)	USD	200	215,001
5.86%, 06/19/32 (Call 06/19/27)(a)(e)	USD	200	222,521
6.95%, 10/31/22(b)	EUR	100	134,337
Unione di Banche Italiane SpA
2.63%, 06/20/24(b)	EUR	250	323,880
4.45%, 09/15/27 (Call 09/15/22)(b)(e)	EUR	100	127,163
Security		Par (000)	Value

Italy (continued)
Unipol Gruppo SpA
3.00%, 03/18/25(b)	EUR	100	$128,776
3.25%, 09/23/30 (Call 06/23/30)(b)	EUR	100	128,005
3.50%, 11/29/27 (Call 08/29/27)(b)	EUR	100	129,840
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(b)	EUR	100	128,182
Webuild SpA, 1.75%, 10/26/24(b)	EUR	100	111,505
			10,234,793
Japan — 0.4%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)(b)	EUR	150	187,433
4.00%, 04/20/23 (Call 01/20/23)(b)	EUR	100	126,823
4.00%, 09/19/29 (Call 06/21/29)(b)	EUR	125	162,417
4.50%, 04/20/25 (Call 01/20/25)(b)	EUR	100	131,740
5.00%, 04/15/28 (Call 01/16/28)(b)	EUR	100	136,191
			744,604
Luxembourg — 1.7%
Altice Financing SA
2.25%, 01/15/25 (Call 01/15/22)(b)	EUR	100	117,252
3.00%, 01/15/28 (Call 01/15/23)(b)	EUR	100	115,522
5.00%, 01/15/28 (Call 01/15/23)(a)	USD	200	205,000
7.50%, 05/15/26 (Call 05/15/21)(a)	USD	200	209,750
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(b)	EUR	100	117,595
Altice France Holding SA
4.00%, 02/15/28 (Call 02/15/23)(b)	EUR	100	116,027
6.00%, 02/15/28 (Call 02/15/23)(a)(c)	USD	200	201,348
8.00%, 05/15/27 (Call 05/15/22)(b)	EUR	100	133,084
10.50%, 05/15/27 (Call 05/15/22)(a)	USD	200	224,250
ArcelorMittal SA
0.95%, 01/17/23 (Call 10/17/22)(b)	EUR	100	122,681
1.00%, 05/19/23 (Call 02/19/23)(b)	EUR	100	122,956
2.25%, 01/17/24 (Call 10/17/23)(b)	EUR	100	126,831
4.55%, 03/11/26	USD	100	111,000
Garfunkelux Holdco 3 SA
6.75%, 11/01/25 (Call 11/01/22)(b)	EUR	100	124,028
7.75%, 11/01/25 (Call 11/01/22)(b)	GBP	100	140,001
INEOS Finance PLC, 2.88%, 05/01/26 (Call 05/01/22)(b)	EUR	100	123,059
INEOS Group Holdings SA, 5.38%, 08/01/24 (Call 02/08/21)(b)	EUR	100	122,698
Matterhorn Telecom SA, 4.00%, 11/15/27 (Call 11/15/22)(b)	EUR	100	123,343
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(b)	EUR	100	125,745
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(b)	EUR	100	128,752
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 10/31/22)(b)	EUR	90	116,407
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(b)	EUR	100	126,548
Swissport Investments SA, 6.75%, 12/15/21 (Call 02/08/21)(b)	EUR	100	304
Vivion Investments Sarl, 3.00%, 08/08/24(b)	EUR	100	112,008
			3,166,189
Macau — 0.5%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 03/01/21)(a)	USD	200	204,962
5.38%, 12/04/29 (Call 12/04/24)(a)	USD	200	210,304
Studio City Finance Ltd., 6.50%, 01/15/28 (Call 07/15/23)(a)	USD	200	214,256

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Macau (continued)
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 02/08/21)(a)	USD	100	$100,875
5.50%, 01/15/26 (Call 06/15/22)(a)	USD	200	206,440
			936,837
Netherlands — 2.0%
Intertrust Group BV, 3.38%, 11/15/25 (Call 11/15/21)(b)	EUR	100	123,873
IPD 3 BV, 5.50%, 12/01/25 (Call 12/01/22)(b)	EUR	100	124,599
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(e)	USD	200	212,407
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 03/01/21)(b)	EUR	125	152,067
Louis Dreyfus Co. BV, 2.38%, 11/27/25 (Call 08/27/25)(b)	EUR	100	125,429
Nouryon Holding BV, 6.50%, 10/01/26 (Call 10/01/21)(b)	EUR	100	127,328
OCI NV
3.13%, 11/01/24 (Call 11/01/21)(b)	EUR	100	123,833
5.25%, 11/01/24 (Call 11/01/21)(a)(c)	USD	200	206,658
PPF Telecom Group BV
3.25%, 09/29/27 (Call 06/29/27)(b)	EUR	175	229,022
3.50%, 05/20/24 (Call 02/20/24)(b)	EUR	100	128,902

Promontoria Holding 264 BV, 6.75%, 08/15/23 (Call 03/01/21)(b)	EUR	100	112,631
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/23)(b)	EUR	150	169,910
Sensata Technologies BV
4.88%, 10/15/23(a)	USD	75	80,250
5.00%, 10/01/25(a)	USD	100	110,322
5.63%, 11/01/24(a)	USD	50	55,516
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(b)	EUR	100	117,674
Trivium Packaging Finance BV
3.75%, 08/15/26 (Call 08/15/22)(b)	EUR	100	123,929
8.50%, 08/15/27 (Call 08/15/22)(a)	USD	200	216,940
United Group BV
3.63%, 02/15/28 (Call 02/15/23)(b)	EUR	100	117,833
4.88%, 07/01/24 (Call 03/01/21)(b)	EUR	100	123,834
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(b)	EUR	100	124,236
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(b)	EUR	100	121,040
Ziggo BV
2.88%, 01/15/30 (Call 10/15/24)(b)	EUR	100	122,708
4.25%, 01/15/27 (Call 01/15/22)(b)	EUR	80	101,364
4.88%, 01/15/30 (Call 10/15/24)(a)	USD	200	209,746
5.50%, 01/15/27 (Call 01/15/22)(a)	USD	225	234,956
			3,697,007
Norway — 0.1%
Adevinta ASA, 2.63%, 11/15/25 (Call 11/15/22)(b)	EUR	100	123,479
Portugal — 0.3%
Banco Comercial Portugues SA, 3.87%, 03/27/30 (Call 03/27/25)(b)(e)	EUR	100	116,317
Caixa Geral de Depositos SA, 1.25%, 11/25/24(b)	EUR	100	124,622
EDP - Energias de Portugal SA
1.70%, 07/20/80 (Call 04/20/25)(b)(e)	EUR	100	120,404
4.50%, 04/30/79 (Call 01/30/24)(b)(e)	EUR	100	132,672
Transportes Aereos Portugueses SA, 5.63%, 12/02/24 (Call 06/02/24)(b)	EUR	100	81,976
			575,991
Singapore — 0.1%

Puma International Financing SA, 5.13%, 10/06/24 (Call 02/09/21)(a)	USD	200	199,410
Spain — 1.6%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(b)(e)	EUR	100	127,088
Security		Par (000)	Value

Spain (continued)
Banco de Sabadell SA
1.13%, 03/27/25(b)	EUR	100	$122,063
1.75%, 05/10/24(b)	EUR	100	124,429
2.50%, 04/15/31 (Call 01/15/26)(b)(e)	EUR	100	120,192
5.38%, 12/12/28 (Call 12/12/23)(b)(e)	EUR	100	132,377
Bankia SA
1.00%, 06/25/24(b)	EUR	100	124,811
1.13%, 11/12/26(b)	EUR	100	125,617
3.75%, 02/15/29 (Call 02/15/24)(b)(e)	EUR	100	130,814
Cellnex Telecom SA
1.75%, 10/23/30 (Call 07/23/30)(b)	EUR	100	121,024
1.88%, 06/26/29 (Call 03/26/29)	EUR	100	123,925
2.88%, 04/18/25 (Call 01/18/25)(b)	EUR	100	131,353
3.13%, 07/27/22(b)	EUR	100	126,802
Cirsa Finance International Sarl, 6.25%, 12/20/23 (Call 02/08/21)(b)	EUR	100	118,626
ContourGlobal Power Holdings SA, 2.75%, 01/01/26 (Call 01/01/23)(b)	EUR	100	121,597
eDreams ODIGEO SA, 5.50%, 09/01/23 (Call 02/08/21)(b)	EUR	100	113,605
El Corte Ingles SA, 3.00%, 03/15/24 (Call 02/08/21)(b)	EUR	100	122,829
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23 (Call 02/08/21)(b)	EUR	100	121,616
Grifols SA
1.63%, 02/15/25 (Call 02/15/22)(b)	EUR	100	121,068
2.25%, 11/15/27 (Call 11/15/22)(b)	EUR	100	123,026
3.20%, 05/01/25 (Call 03/01/21)(b)	EUR	100	122,308
Grupo-Antolin Irausa SA, 3.25%, 04/30/24 (Call 02/08/21)(b)	EUR	100	118,286
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(b)(e)	EUR	100	118,034
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 09/30/23)(b)	EUR	100	127,824
Obrascon Huarte Lain SA, 4.75%, 03/15/22 (Call 03/01/21)(b)	EUR	100	83,372
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(b)(e)	EUR	100	132,808
			3,055,494
Sweden — 0.8%
Akelius Residential Property AB, 3.88%, 10/05/78 (Call 07/08/23)(b)(e)	EUR	100	127,319
Dometic Group AB, 3.00%, 05/08/26 (Call 04/08/26)(b)	EUR	125	157,662
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(b)(e)	EUR	100	123,236
Intrum AB
2.75%, 07/15/22 (Call 03/01/21)(b)	EUR	10	12,141
3.13%, 07/15/24 (Call 03/01/21)(b)	EUR	100	121,069
3.50%, 07/15/26 (Call 07/15/22)(b)	EUR	200	240,703
4.88%, 08/15/25 (Call 08/15/22)(b)	EUR	100	125,399
Verisure Holding AB
3.25%, 02/15/27 (Call 02/15/23)(b)	EUR	100	121,976
3.88%, 07/15/26 (Call 07/15/22)(b)	EUR	100	124,523
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(b)	EUR	200	247,970
Volvo Car AB, 2.13%, 04/02/24 (Call 01/02/24)(b)	EUR	100	126,051
			1,528,049
Switzerland — 0.2%
Dufry One BV
2.00%, 02/15/27 (Call 02/15/23)(b)	EUR	100	111,320
2.50%, 10/15/24 (Call 03/01/21)(b)	EUR	100	114,249

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Switzerland (continued)
Walnut Bidco PLC, 6.75%, 08/01/24 (Call 08/01/21)(b)	EUR	100	$123,821
			349,390
United Kingdom — 4.3%
Algeco Global Finance PLC, 6.50%, 02/15/23 (Call 03/01/21)(b)	EUR	100	123,103
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 03/01/21)(b)	GBP	100	141,934
B&M European Value Retail SA, 3.63%, 07/15/25 (Call 07/15/22)(b)	GBP	100	141,829
British Telecommunications PLC, 1.87%, 08/18/80 (Call 05/18/25)(b)(e)	EUR	100	118,500
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (Call 02/08/21)(b)	GBP	44	61,508
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%,10/01/26 (Call 10/01/22)(a)	USD	200	213,660
eG Global Finance PLC 4.38%, 02/07/25 (Call 05/15/21)(b)	EUR	100	119,364
6.25%, 10/30/25 (Call 10/30/21)(b)	EUR	100	124,326
6.75%, 02/07/25 (Call 05/15/21)(a)	USD	200	206,584
FCE Bank PLC, 1.13%, 02/10/22(b)	EUR	100	121,139
GKN Holdings Ltd., 5.38%, 09/19/22(b)	GBP	100	145,004
Heathrow Finance PLC, 4.38%, 03/01/27(b)	GBP	100	136,200
Iceland Bondco PLC, 4.63%, 03/15/25 (Call 02/08/21)(b)	GBP	100	137,131
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/23)(b)	EUR	100	121,510
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 01/15/23)(b)	EUR	100	118,977
International Consolidated Airlines Group SA, 1.50%, 07/04/27 (Call 04/04/27)(b)	EUR	100	102,507
International Personal Finance PLC, 9.75%, 11/12/25 (Call 11/12/22)	EUR	100	119,861
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(b)	EUR	100	115,896
3.88%, 03/01/23(b)	GBP	100	136,213
4.50%, 01/15/26 (Call 10/15/25)(b)	EUR	100	120,430
5.63%, 02/01/23 (Call 03/01/21)(a)	USD	150	149,549
5.88%, 11/15/24 (Call 08/15/24)(b)	EUR	100	129,047
Jerrold Finco PLC, 4.88%, 01/15/26 (Call 01/15/22)(b)	GBP	100	135,560
Marks & Spencer PLC
3.75%, 05/19/26 (Call 02/19/26)(b)	GBP	100	140,200
6.00%, 06/12/25(b)	GBP	100	152,948
Metro Bank PLC, 5.50%, 06/26/28 (Call 06/26/23)(b)(e)	GBP	100	88,137
Motion Finco Sarl, 7.00%, 05/15/25 (Call 05/15/22)(b)	EUR	100	125,664
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 09/30/21)(b)	GBP	100	140,148
Pinnacle Bidco PLC, 5.50%, 02/15/25 (Call 01/15/22)(b)	EUR	100	119,327
Playtech PLC, 4.25%, 03/07/26 (Call 03/07/22)(b)	EUR	100	125,195
Rolls-Royce PLC 0.88%, 05/09/24 (Call 02/09/24)(b)	EUR	100	114,044
3.38%, 06/18/26	GBP	100	135,267
4.63%, 02/16/26 (Call 11/16/25)(b)	EUR	100	128,821
5.75%, 10/15/27 (Call 07/15/27)(a)	USD	200	216,250
Stellantis NV, 5.25%, 04/15/23	USD	200	218,374
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 07/31/22)(b)	GBP	100	140,626
Synthomer PLC, 3.88%, 07/01/25 (Call 07/01/22)(b)	EUR	100	127,032
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	USD	35	36,466
Thames Water Utilities Finance PLC, 5.75%, 09/13/30 (Call 09/13/22)(e)	GBP	125	182,378
Security		Par (000)	Value

United Kingdom (continued)
Very Group Funding Plc/The, 7.75%, 11/15/22 (Call 03/01/21)(b)	GBP	100	$139,644
Victoria PLC, 5.25%, 07/15/24 (Call 07/15/21)(b)	EUR	100	126,072
Virgin Media Finance PLC 3.75%, 07/15/30 (Call 07/15/25)(b)	EUR	100	124,191
5.00%, 07/15/30 (Call 07/15/25)(a)	USD	200	205,440
Virgin Media Secured Finance PLC 4.25%, 01/15/30 (Call 10/15/24)(b)	GBP	150	212,461
5.00%, 04/15/27 (Call 04/15/22)(b)	GBP	100	143,980
5.50%, 05/15/29 (Call 05/15/24)(a)	USD	200	214,940
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 07/15/23)(b)	GBP	100	140,843
Viridian Group FinanceCo PLC/Viridian Power and Energy, 4.00%, 09/15/25 (Call 02/08/21)(b)	EUR	100	122,673
Vmed O2 UK Financing I PLC 3.25%, 01/31/31 (Call 01/31/26)(b)	EUR	150	185,702
4.00%, 01/31/29 (Call 01/31/24)(b)	GBP	100	140,009
Vodafone Group PLC
3.10%, 01/03/79 (Call 10/03/23)(b)(e)	EUR	200	251,488
4.20%, 10/03/78 (Call 07/03/28)(b)(e)	EUR	100	137,814
4.88%, 10/03/78 (Call 07/03/25)(b)	GBP	100	149,567
7.00%, 04/04/79 (Call 01/04/29)(e)	USD	275	341,687
Series NC10, 3.00%, 08/27/80 (Call 05/27/30)(b)(e)	EUR	100	125,565
Series NC6, 2.63%, 08/27/80 (Call 05/27/26)(b)(e)	EUR	100	124,499
			8,117,284
United States — 65.4%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	USD	45	47,329
5.50%, 07/01/28 (Call 07/01/23)(a)	USD	30	32,025
5.63%, 02/15/23 (Call 03/01/21)	USD	80	80,230
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 03/01/21)(a)(c)	USD	115	118,753
8.13%, 02/15/24 (Call 03/01/21)(a)	USD	120	125,220
10.13%, 08/01/26 (Call 08/01/22)(a)	USD	30	34,425
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(b)	EUR	100	121,530
Adient U.S. LLC 7.00%, 05/15/26 (Call 05/15/22)(a)	USD	200	217,730
9.00%, 04/15/25 (Call 04/15/22)(a)(c)	USD	60	67,125
ADT Security Corp. (The)3.50%, 07/15/22	USD	125	128,027
4.13%, 06/15/23	USD	90	94,703
AECOM 5.13%, 03/15/27 (Call 12/15/26)	USD	125	139,236
5.88%, 10/15/24 (Call 07/15/24)	USD	100	111,486
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	USD	55	55,400
3.50%, 02/15/23 (Call 12/15/22)(a)	USD	60	61,546
3.50%, 03/15/29 (Call 09/15/23)(a)	USD	125	123,437
4.63%, 01/15/27 (Call 01/15/23)(a)	USD	170	178,024
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	100	106,979
5.88%, 02/15/28 (Call 08/15/22)(a)	USD	125	134,337
7.50%, 03/15/26 (Call 03/15/22)(a)	USD	75	82,875
Alcoa Nederland Holding BV 6.13%, 05/15/28 (Call 05/15/23)(a)	USD	200	218,625
7.00%, 09/30/26 (Call 09/30/21)(a)	USD	200	212,200
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	USD	65	71,304

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 4.25%, 10/15/27 (Call 10/15/23)(a)	USD	70	$70,788
6.75%, 10/15/27 (Call 10/15/22)(a)	USD	130	137,475
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63%, 07/15/26 (Call 07/15/22)(a)	USD	170	181,957
9.75%, 07/15/27 (Call 07/15/22)(a)	USD	140	152,374
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(c)	USD	110	109,393
4.75%, 10/01/27 (Call 10/01/22)(a)	USD	50	52,375
5.88%, 06/01/29 (Call 06/01/24)(a)	USD	70	77,000
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	USD	130	151,482
AMC Entertainment Holdings Inc.
10.50%, 04/15/25 (Call 04/15/22)(a)	USD	50	51,125
10.50%, 04/24/26 (Call 06/15/22)(a)	USD	92	92,064
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	USD	25	24,919
4.75%, 12/15/22 (Call 02/26/21)	USD	33	33,066
4.75%, 08/01/25 (Call 08/01/21)(c)	USD	100	103,000
5.00%, 04/01/24 (Call 03/01/21)	USD	125	126,985
American Airlines Group Inc.
3.75%, 03/01/25(a)	USD	65	49,806
5.00%, 06/01/22(a)	USD	95	89,300
American Airlines Inc., 11.75%, 07/15/25(a)	USD	300	347,676
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 03/01/21)(c)	USD	90	92,814
6.25%, 03/15/26 (Call 03/15/21)(c)	USD	50	51,063
6.50%, 04/01/27 (Call 04/01/22)(c)	USD	60	62,491
6.88%, 07/01/28 (Call 07/01/23)(c)	USD	50	52,561
American Builders & Contractors Supply Co. Inc., 4.00%,
01/15/28 (Call 01/15/23)(a)	USD	100	103,235
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	90	99,115
5.63%, 05/20/24 (Call 03/20/24)	USD	85	93,518
5.75%, 05/20/27 (Call 02/20/27)	USD	75	85,125
5.88%, 08/20/26 (Call 05/20/26)	USD	75	84,961
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 09/15/24 (Call 02/16/21)	USD	80	79,440
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	85	84,931
5.75%, 01/15/28 (Call 01/15/23)(a)	USD	80	80,000
7.88%, 05/15/26 (Call 05/15/23)(a)	USD	50	53,386
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/21)(c)	USD	75	71,250
5.13%, 12/01/22 (Call 02/10/21)	USD	31	30,977
5.63%, 06/01/23 (Call 03/01/21)(c)	USD	95	93,100
7.63%, 02/01/29 (Call 02/01/24)(a)	USD	35	35,744
8.38%, 07/15/26 (Call 01/15/24)(a)	USD	65	68,900
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(c)	USD	75	73,824
4.38%, 10/15/28 (Call 07/15/28)	USD	100	99,714
4.63%, 11/15/25 (Call 08/15/25)(c)	USD	15	15,343
4.88%, 11/15/27 (Call 05/15/27)(c)	USD	95	97,522
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)	USD	80	85,407
7.88%, 12/01/22 (Call 03/01/21)	USD	94	94,177
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	USD	50	51,133
5.00%, 04/01/25 (Call 03/01/21)(a)(c)	USD	75	77,040
Security		Par (000)	Value

United States (continued)
5.00%, 02/01/28 (Call 02/01/23)(a)(c)	USD	145	$151,177
6.38%, 05/01/25 (Call 05/01/22)(a)	USD	195	207,514
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	USD	30	30,023
6.13%, 12/01/28 (Call 12/01/23)(a)	USD	65	66,815
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	USD	65	66,544
6.88%, 04/01/27 (Call 04/01/22)(a)	USD	65	68,257
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)(c)	USD	70	75,106
6.13%, 02/15/28 (Call 02/15/23)(a)(c)	USD	75	80,479
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/15/22)(b)	EUR	225	273,814
5.25%, 08/15/27 (Call 08/15/22)(a)	USD	400	409,880
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 11/01/21)(a)	USD	75	71,625
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(a)	USD	25	25,441
Avantor Funding Inc.
2.63%, 11/01/25 (Call 11/01/22)(b)	EUR	100	123,926
4.63%, 07/15/28 (Call 07/15/23)(a)	USD	180	189,097
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	USD	100	106,479
Avient Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	USD	95	100,688
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.75%, 07/15/27 (Call 07/15/22)(a)(c)	USD	55	55,676
10.50%, 05/15/25 (Call 05/15/22)(a)	USD	65	76,851
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(b)	EUR	100	118,431
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 02/08/21)(b)	EUR	125	154,004
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	USD	150	147,153
B&G Foods Inc.
5.25%, 04/01/25 (Call 03/01/21)	USD	115	118,162
5.25%, 09/15/27 (Call 03/01/22)	USD	70	74,185
Ball Corp.
1.50%, 03/15/27 (Call 12/15/26)	EUR	100	125,138
2.88%, 08/15/30 (Call 05/15/30)(c)	USD	125	124,412
4.00%, 11/15/23	USD	125	133,552
4.38%, 12/15/23	EUR	100	134,145
4.88%, 03/15/26 (Call 12/15/25)	USD	95	106,609
5.00%, 03/15/22	USD	50	52,135
5.25%, 07/01/25	USD	125	141,782
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	USD	185	196,794
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	USD	220	243,650
9.25%, 04/01/26 (Call 04/01/22)(a)	USD	190	210,662
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)(c)	USD	180	185,072
5.25%, 01/30/30 (Call 01/30/25)(a)(c)	USD	130	134,361
5.50%, 11/01/25 (Call 03/01/21)(a)	USD	220	226,534
5.75%, 08/15/27 (Call 08/15/22)(a)	USD	65	70,119
6.13%, 04/15/25 (Call 03/01/21)(a)	USD	360	368,914
6.25%, 02/15/29 (Call 02/15/24)(a)(c)	USD	160	172,458
7.00%, 03/15/24 (Call 03/01/21)(a)	USD	100	102,220
7.00%, 01/15/28 (Call 01/15/23)(a)	USD	95	102,386
7.25%, 05/30/29 (Call 05/30/24)(a)	USD	95	106,120
9.00%, 12/15/25 (Call 12/15/21)(a)	USD	140	153,654
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 03/01/21)(a)	USD	165	167,013

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(b)	EUR	150	$189,848
Berry Global Inc.
1.00%, 01/15/25 (Call 10/15/24)(b)	EUR	100	123,057
4.50%, 02/15/26 (Call 03/01/21)(a)(c)	USD	65	66,459
4.88%, 07/15/26 (Call 07/15/22)(a)	USD	180	192,600
5.63%, 07/15/27 (Call 07/15/22)(a)(c)	USD	65	69,144
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	USD	100	101,115
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 03/01/21)	USD	65	69,027
Boxer Parent Co. Inc.
6.50%, 10/02/25 (Call 06/01/22)(b)	EUR	100	129,555
7.13%, 10/02/25 (Call 06/01/22)(a)	USD	65	70,069
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	USD	125	128,594
6.00%, 08/15/26 (Call 08/15/21)	USD	90	93,275
6.38%, 04/01/26 (Call 04/01/21)	USD	95	98,502
8.63%, 06/01/25 (Call 06/01/22)(a)	USD	60	66,300
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 03/01/21)(a)(c)	USD	125	126,875
Brink's Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	USD	215	229,133
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	USD	75	75,571
4.13%, 03/01/25 (Call 02/01/25)(a)	USD	50	50,750
4.13%, 12/01/27 (Call 09/01/27)(c)	USD	75	76,088
4.15%, 07/01/23 (Call 04/01/23)	USD	50	51,413
4.50%, 03/01/28 (Call 12/01/27)(a)	USD	50	51,380
6.38%, 01/22/78 (Call 01/22/23)(e)	USD	50	39,604
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	USD	75	80,156
6.75%, 06/01/27 (Call 06/01/22)(a)	USD	50	53,813
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(a)	USD	455	480,935
8.13%, 07/01/27 (Call 07/01/23)(a)	USD	160	175,453
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 02/08/21)(a)	USD	240	239,635
5.75%, 07/01/25 (Call 07/01/22)(a)	USD	110	115,587
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	USD	125	121,420
4.50%, 02/15/28 (Call 02/15/23)(a)	USD	155	159,216
4.63%, 02/01/29 (Call 02/01/24)(a)	USD	65	65,327
5.00%, 02/01/31 (Call 02/01/26)(a)	USD	65	66,703
5.13%, 03/15/28 (Call 03/15/23)(a)	USD	150	155,250
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	175	180,526
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)	USD	70	69,807
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	86,900
Carvana Co.
5.63%, 10/01/25 (Call 10/01/22)(a)	USD	55	56,734
5.88%, 10/01/28 (Call 10/01/23)(a)	USD	65	67,347
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 03/01/23)(b)	EUR	100	121,274
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 02/16/21)(a)	USD	65	65,671
4.25%, 02/01/31 (Call 07/01/25)(a)	USD	350	359,625
4.50%, 08/15/30 (Call 02/15/25)(a)	USD	360	379,063
4.50%, 05/01/32 (Call 05/01/26)(a)	USD	310	322,012
4.75%, 03/01/30 (Call 09/01/24)(a)	USD	335	356,002
5.00%, 02/01/28 (Call 08/01/22)(a)	USD	265	278,581
5.13%, 05/01/27 (Call 05/01/22)(a)	USD	405	425,841
5.38%, 06/01/29 (Call 06/01/24)(a)	USD	190	206,494
Security		Par (000)	Value

United States (continued)
5.50%, 05/01/26 (Call 05/01/21)(a)	USD	190	$196,785
5.75%, 02/15/26 (Call 03/01/21)(a)	USD	265	273,427
5.88%, 05/01/27 (Call 05/01/21)(a)(c)	USD	100	104,000
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	USD	75	78,797
5.00%, 10/15/24 (Call 07/15/24)	USD	65	72,249
5.25%, 05/15/29 (Call 05/15/24)(a)	USD	65	70,428
5.88%, 06/15/26 (Call 06/15/21)	USD	65	67,815
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 02/15/23)	USD	40	40,252
4.13%, 05/01/25 (Call 05/01/22)	USD	75	77,625
4.25%, 04/01/28 (Call 10/01/22)	USD	75	78,332
5.50%, 12/01/24 (Call 06/01/24)	USD	70	77,279
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(c)	USD	70	70,182
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(c)	USD	85	85,213
5.50%, 05/01/25 (Call 05/01/22)(a)	USD	150	156,187
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)	USD	170	177,721
3.38%, 02/15/30 (Call 02/15/25)(c)	USD	300	314,250
4.25%, 12/15/27 (Call 12/15/22)	USD	315	333,758
4.63%, 12/15/29 (Call 12/15/24)(c)	USD	365	404,922
4.75%, 01/15/25 (Call 03/01/21)(c)	USD	250	256,339
5.38%, 06/01/26 (Call 06/01/21)(a)(c)	USD	300	314,160
5.38%, 08/15/26 (Call 08/15/21)(a)	USD	95	99,987
CF Industries Inc., 3.45%, 06/01/23	USD	95	99,733
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 02/08/21)(a)	USD	125	128,369
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)	USD	65	68,588
5.50%, 04/01/26 (Call 04/01/21)(a)	USD	65	67,939
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(c)	USD	65	69,956
5.75%, 11/15/28 (Call 11/15/23)(a)	USD	85	88,147
7.00%, 05/15/25 (Call 03/01/21)	USD	95	98,159
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)	USD	260	270,725
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)(c)	USD	190	203,300
5.25%, 10/01/25 (Call 03/01/21)	USD	136	139,570
5.63%, 10/01/26 (Call 10/01/21)	USD	140	145,950
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	USD	35	34,951
5.63%, 03/15/27 (Call 12/15/23)(a)	USD	80	84,163
6.00%, 01/15/29 (Call 01/15/24)(a)	USD	20	21,229
6.63%, 02/15/25 (Call 02/15/22)(a)	USD	205	215,692
6.88%, 04/01/28 (Call 04/01/23)(a)	USD	185	168,352
6.88%, 04/15/29 (Call 04/15/24)(a)	USD	20	20,225
8.00%, 03/15/26 (Call 03/15/22)(a)	USD	285	306,375
8.00%, 12/15/27 (Call 12/15/22)(a)	USD	89	96,899
8.13%, 06/30/24 (Call 06/30/21)(a)	USD	170	178,925
8.63%, 01/15/24 (Call 02/11/21)(a)	USD	130	135,849
9.88%, 06/30/23 (Call 02/04/21)(a)(f)	USD	195	209,617
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	50	52,035
5.50%, 04/01/27 (Call 04/01/22)(a)	USD	80	83,700
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(a)	USD	80	83,100
Cinemark USA Inc.
4.88%, 06/01/23 (Call 03/01/21)	USD	95	91,709
5.13%, 12/15/22 (Call 03/01/21)	USD	50	48,846

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(e)	USD	110	$116,979
4.75%, 02/16/24 (Call 11/16/23)	USD	65	71,270
5.00%, 08/15/22	USD	95	100,717
5.00%, 08/01/23	USD	100	109,375
5.25%, 03/07/25 (Call 12/07/24)	USD	65	74,692
6.13%, 03/09/28	USD	50	62,243
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	USD	175	168,000
CITGO Petroleum Corp., 7.00%, 06/15/25 (Call 06/15/22)(a)	USD	100	101,480
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	USD	30	31,999
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26 (Call 05/15/22)(b)	EUR	100	125,317
6.25%, 05/15/26 (Call 05/15/22)(a)	USD	175	186,119
8.50%, 05/15/27 (Call 05/15/22)(a)	USD	245	259,705
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	USD	130	132,925
9.25%, 02/15/24 (Call 03/01/21)	USD	214	222,605
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(a)	USD	85	91,321
5.75%, 10/15/25 (Call 10/15/21)	USD	75	78,988
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 03/01/21)(a)	USD	50	51,083
5.88%, 06/01/27 (Call 06/01/22)	USD	50	52,023
6.75%, 03/15/26 (Call 03/15/22)(a)	USD	95	102,343
9.88%, 10/17/25 (Call 10/17/22)(a)	USD	129	151,689
CNX Resources Corp., 6.00%, 01/15/29 (Call 01/15/24)(a)(c)	USD	55	56,840
Colfax Corp.
3.25%, 05/15/25 (Call 03/01/21)(b)	EUR	100	122,811
6.00%, 02/15/24 (Call 03/01/21)(a)	USD	175	181,125
6.38%, 02/15/26 (Call 02/15/22)(a)	USD	50	53,447
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	USD	155	159,200
6.00%, 03/01/26 (Call 03/01/22)(a)	USD	90	95,254
7.13%, 07/01/28 (Call 07/01/23)(a)	USD	265	281,685
8.25%, 03/01/27 (Call 03/01/22)(a)(c)	USD	125	134,617
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(c)	USD	90	89,463
6.00%, 06/15/25 (Call 02/08/21)(a)(c)	USD	131	133,456
Comstock Resources Inc.
7.50%, 05/15/25 (Call 03/01/21)(a)	USD	80	81,800
9.75%, 08/15/26 (Call 08/15/21)	USD	170	181,050
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/23)(a)(c)	USD	20	21,743
Constellium SE, 6.63%, 03/01/25 (Call 03/01/21)(a)	USD	250	254,642
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	USD	150	153,750
4.38%, 01/15/28 (Call 10/15/27)(c)	USD	125	127,823
4.50%, 04/15/23 (Call 01/15/23)	USD	116	119,299
5.75%, 01/15/31 (Call 07/15/30)(a)(c)	USD	155	167,787
Core & Main LP, 6.13%, 08/15/25 (Call 03/01/21)(a)	USD	95	97,660
Cornerstone Building Brands Inc.
6.13%, 01/15/29 (Call 09/15/23)(a)	USD	20	20,945
8.00%, 04/15/26 (Call 04/15/21)(a)	USD	75	78,375
Coty Inc., 4.75%, 04/15/26 (Call 04/15/21)(b)	EUR	100	109,790
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)(c)	USD	35	36,850
5.88%, 07/01/25 (Call 03/01/21)	USD	50	52,048
6.00%, 01/01/27 (Call 01/01/22)(c)	USD	50	52,406
Security		Par (000)	Value

United States (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	USD	75	$72,380
5.75%, 04/01/25 (Call 03/01/21)	USD	65	64,350
6.00%, 02/01/29 (Call 02/01/24)(a)	USD	60	57,913
6.25%, 04/01/23 (Call 02/16/21)	USD	90	90,486
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	USD	125	131,418
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	USD	50	54,115
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 03/01/21)	USD	100	103,755
Crown European Holdings SA
0.75%, 02/15/23 (Call 01/15/23)(b)	EUR	100	121,191
2.25%, 02/01/23 (Call 11/01/22)(b)	EUR	100	124,279
2.88%, 02/01/26 (Call 08/01/25)(b)	EUR	100	129,989
4.00%, 07/15/22 (Call 04/15/22)(b)	EUR	100	126,453
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 03/01/21)(a)	USD	150	149,250
CSC Holdings LLC
4.13%, 12/01/30 (Call 12/01/25)(a)	USD	200	204,480
4.63%, 12/01/30 (Call 12/01/25)(a)	USD	200	204,000
5.25%, 06/01/24(c)	USD	250	269,437
5.38%, 02/01/28 (Call 02/01/23)(a)	USD	200	212,638
5.50%, 05/15/26 (Call 05/15/21)(a)	USD	200	207,442
5.50%, 04/15/27 (Call 04/15/22)(a)	USD	200	210,940
5.75%, 01/15/30 (Call 01/15/25)(a)(c)	USD	200	214,940
6.50%, 02/01/29 (Call 02/01/24)(a)	USD	300	334,500
7.50%, 04/01/28 (Call 04/01/23)(a)	USD	200	222,286
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)	USD	75	72,750
5.75%, 02/15/28 (Call 02/15/23)(a)(c)	USD	50	49,140
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 03/01/21)(a)	USD	50	51,698
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)	USD	15	15,839
5.50%, 12/15/24 (Call 03/01/21)	USD	55	56,159
5.63%, 06/15/28 (Call 06/15/23)(c)	USD	85	90,610
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(b)	EUR	100	123,827
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	155	153,837
4.63%, 06/01/30 (Call 06/01/25)(a)	USD	225	236,322
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	USD	65	66,785
5.13%, 05/15/29 (Call 02/15/29)	USD	100	108,930
5.38%, 07/15/25 (Call 04/15/25)	USD	105	112,350
5.63%, 07/15/27 (Call 04/15/27)	USD	25	27,250
5.85%, 05/21/43 (Call 05/21/23)(a)(e)	USD	65	57,129
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 02/16/21)(a)	USD	205	212,913
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(c)	USD	100	98,186
3.75%, 10/28/29 (Call 07/28/29)	USD	100	98,000
3.80%, 04/19/23 (Call 03/19/23)	USD	100	102,254
4.38%, 04/19/28 (Call 01/19/28)	USD	25	25,525
7.38%, 01/15/26 (Call 12/15/25)(c)	USD	175	201,141
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 03/01/21)(a)	USD	65	66,771
10.75%, 09/01/24 (Call 03/01/21)(a)	USD	75	77,250

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	USD	330	$266,475
6.63%, 08/15/27 (Call 08/15/22)(a)(c)	USD	200	127,000
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 03/01/21)(c)	USD	50	51,000
9.38%, 07/15/25 (Call 07/15/22)(a)	USD	95	105,094
DISH DBS Corp.
5.00%, 03/15/23	USD	190	195,369
5.88%, 07/15/22	USD	225	233,860
5.88%, 11/15/24	USD	300	311,385
7.38%, 07/01/28 (Call 07/01/23)	USD	80	83,287
7.75%, 07/01/26(c)	USD	250	271,547
Diversified Healthcare Trust
4.75%, 02/15/28 (Call 08/15/27)	USD	65	65,000
9.75%, 06/15/25 (Call 06/15/22)	USD	135	153,184
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(a)	USD	50	53,438
4.35%, 04/15/29 (Call 01/15/29)	USD	50	55,847
Edgewell Personal Care Co.
4.70%, 05/24/22	USD	65	67,438
5.50%, 06/01/28 (Call 06/01/23)(a)	USD	80	85,600
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	USD	100	108,425
5.90%, 08/28/28 (Call 05/28/28)	USD	75	89,588
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	USD	125	129,831
Encompass Health Corp, 4.63%, 04/01/31 (Call 04/01/26)	USD	40	42,450
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	USD	80	83,658
4.75%, 02/01/30 (Call 02/01/25)	USD	80	85,554
Encore Capital Group Inc., 5.38%, 02/15/26 (Call 11/15/22)(b)	GBP	100	140,091
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 03/01/21)(a)	USD	90	93,150
5.75%, 01/30/28 (Call 01/30/23)(a)	USD	125	132,500
6.63%, 07/15/25 (Call 07/15/22)(a)	USD	60	63,932
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)	USD	91	76,222
9.50%, 07/31/27 (Call 07/31/23)(a)(c)	USD	122	138,927
Endurance Acquisition Merger Sub, 6.00%, 02/15/29 (Call 02/15/24)(a)	USD	35	35,044
Energizer Gamma Acquisition BV, 4.63%, 07/15/26 (Call 07/15/21)(b)	EUR	100	125,166
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	USD	55	56,094
4.75%, 06/15/28 (Call 06/15/23)(a)	USD	75	78,173
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(c)	USD	90	87,714
4.40%, 04/01/24 (Call 01/01/24)	USD	50	49,500
4.85%, 07/15/26 (Call 04/15/26)	USD	65	63,036
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)	USD	9	9,394
4.95%, 04/15/28 (Call 01/15/28)	USD	30	31,443
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	USD	100	100,979
4.13%, 12/01/26 (Call 09/01/26)	USD	50	48,446
4.50%, 01/15/29 (Call 07/15/28)(a)	USD	70	67,563
4.75%, 07/15/23 (Call 06/15/23)	USD	125	129,375
4.75%, 01/15/31 (Call 07/15/30)(a)	USD	100	96,594
5.50%, 07/15/28 (Call 04/15/28)	USD	100	103,750
6.00%, 07/01/25 (Call 04/01/25)(a)	USD	85	88,923
Security		Par (000)	Value

United States (continued)
6.50%, 07/01/27 (Call 01/01/27)(a)	USD	125	$134,026
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)(c)	USD	175	181,845
7.88%, 02/01/25 (Call 01/01/25)(c)	USD	150	176,767
8.75%, 02/01/30 (Call 11/01/29)	USD	100	127,522
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	USD	195	199,384
5.25%, 05/01/25 (Call 03/01/21)(a)	USD	140	142,415
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 03/01/21)(a)	USD	125	40,625
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 01/15/22 (Call 03/01/21)	USD	60	58,596
6.75%, 06/15/23 (Call 02/16/21)	USD	60	59,625
10.00%, 04/15/25 (Call 04/15/22)(a)	USD	25	27,831
Fifth Third Bancorp., Series H, 5.10%, (Call 06/30/23)(d)(e)	USD	100	102,008
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 03/01/21)(a)	USD	80	81,204
7.88%, 07/15/26 (Call 07/15/21)(a)(c)	USD	65	67,581
Fluor Corp.
1.75%, 03/21/23 (Call 12/21/22)	EUR	100	114,867
3.50%, 12/15/24 (Call 09/15/24)	USD	50	49,608
4.25%, 09/15/28 (Call 06/15/28)	USD	75	75,006
Ford Credit Canada Co.
3.74%, 05/08/23	CAD	100	79,707
4.46%, 11/13/24	CAD	50	40,598
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	USD	200	213,414
8.50%, 04/21/23	USD	345	386,572
9.00%, 04/22/25 (Call 03/22/25)	USD	630	767,025
9.63%, 04/22/30 (Call 01/22/30)(c)	USD	125	177,362
Ford Motor Credit Co. LLC
1.36%, 02/07/25	EUR	100	118,414
1.51%, 02/17/23	EUR	200	242,155
1.74%, 07/19/24	EUR	100	120,256
2.33%, 11/25/25	EUR	100	122,275
2.39%, 02/17/26	EUR	100	122,331
2.75%, 06/14/24	GBP	100	137,045
3.25%, 09/15/25	EUR	100	127,084
3.35%, 11/01/22	USD	200	203,190
3.37%, 11/17/23	USD	200	204,190
3.38%, 11/13/25 (Call 10/13/25)(c)	USD	200	204,000
3.81%, 01/09/24 (Call 11/09/23)	USD	200	206,374
4.06%, 11/01/24 (Call 10/01/24)	USD	200	208,478
4.27%, 01/09/27 (Call 11/09/26)	USD	200	210,825
4.38%, 08/06/23	USD	400	417,183
4.39%, 01/08/26	USD	200	212,750
4.54%, 03/06/25	GBP	100	145,425
5.11%, 05/03/29 (Call 02/03/29)	USD	200	220,156
5.13%, 06/16/25 (Call 05/16/25)(c)	USD	415	450,690
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	USD	85	88,081
6.75%, 03/15/22 (Call 03/01/21)(a)	USD	165	165,000
9.75%, 08/01/27 (Call 08/01/23)(a)	USD	40	45,233
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/23)(a)	USD	45	47,700
8.13%, 11/15/24 (Call 03/01/21)(a)	USD	80	83,314
8.25%, 04/15/25 (Call 04/15/21)(a)	USD	90	93,443
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	USD	40	40,788
3.88%, 03/15/23 (Call 12/15/22)	USD	115	120,130

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.13%, 03/01/28 (Call 03/01/23)	USD	75	$78,585
4.25%, 03/01/30 (Call 03/01/25)	USD	75	81,375
4.38%, 08/01/28 (Call 08/01/23)	USD	20	21,231
4.55%, 11/14/24 (Call 08/14/24)	USD	105	115,268
4.63%, 08/01/30 (Call 08/01/25)	USD	115	127,650
5.00%, 09/01/27 (Call 09/01/22)(c)	USD	80	85,200
5.25%, 09/01/29 (Call 09/01/24)	USD	85	94,830
Frontier Communications Corp.
5.00%, 05/01/28 (Call 05/01/24)(a)	USD	190	197,125
5.88%, 10/15/27 (Call 10/15/23)(a)	USD	10	10,747
6.75%, 05/01/29 (Call 05/01/24)(a)	USD	135	142,417
FXI Holdings Inc.
7.88%, 11/01/24 (Call 03/01/21)(a)	USD	64	64,902
12.25%, 11/15/26 (Call 11/15/22)(a)	USD	99	111,471
Gap Inc. (The)
8.38%, 05/15/23(a)	USD	35	40,272
8.63%, 05/15/25 (Call 05/15/22)(a)	USD	90	100,773
8.88%, 05/15/27 (Call 05/15/23)(a)	USD	125	145,937
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)	USD	80	82,249
4.50%, 07/01/28 (Call 07/01/23)(a)	USD	175	184,790
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 01/15/27 (Call 10/15/24)	USD	20	18,993
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 03/01/21)	USD	50	44,880
6.50%, 10/01/25 (Call 03/01/21)	USD	70	64,921
7.75%, 02/01/28 (Call 02/01/23)	USD	95	87,911
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	USD	80	85,475
Golden Nugget Inc.
6.75%, 10/15/24 (Call 03/01/21)(a)	USD	165	165,223
8.75%, 10/01/25 (Call 03/01/21)(a)(c)	USD	85	88,115
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	USD	90	91,694
5.00%, 05/31/26 (Call 05/31/21)	USD	115	117,651
5.13%, 11/15/23 (Call 03/01/21)	USD	75	75,170
9.50%, 05/31/25 (Call 05/31/22)	USD	105	117,469
Graphic Packaging International LLC, 3.50%, 03/15/28(a)(c)	USD	100	104,037
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)	USD	100	99,595
5.88%, 07/15/26 (Call 07/15/21)(a)	USD	115	119,600
7.00%, 05/15/27 (Call 05/15/22)(a)	USD	90	98,316
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	USD	130	137,475
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	USD	100	99,595
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(b)	EUR	100	127,788
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	USD	115	121,443
4.88%, 05/15/26 (Call 02/15/26)(a)(c)	USD	115	124,324
5.38%, 05/15/25 (Call 05/15/22)(a)	USD	30	31,906
Hawaiian Brand Intellect, 5.75%, 01/20/26 (Call 01/20/24)(a)	USD	25	26,000
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	USD	315	326,800
5.38%, 02/01/25(c)	USD	275	308,498
5.38%, 09/01/26 (Call 03/01/26)(c)	USD	125	142,317
5.63%, 09/01/28 (Call 03/01/28)	USD	215	251,802
5.88%, 05/01/23	USD	100	109,125
Security		Par (000)	Value

United States (continued)
5.88%, 02/15/26 (Call 08/15/25)(c)	USD	215	$246,175
5.88%, 02/01/29 (Call 08/01/28)	USD	125	148,526
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	USD	155	169,524
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	USD	150	158,130
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	USD	70	72,545
5.63%, 02/15/26 (Call 03/01/21)(a)	USD	100	103,411
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 03/01/21)(a)	USD	65	66,571
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	45	45,757
6.00%, 02/01/31 (Call 02/01/26)(a)	USD	70	70,846
6.25%, 11/01/28 (Call 11/01/23)(a)	USD	75	79,138
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	USD	130	128,556
3.75%, 05/01/29 (Call 05/01/24)(a)	USD	50	50,641
4.00%, 05/01/31 (Call 05/01/26)(a)(c)	USD	125	128,506
4.88%, 01/15/30 (Call 01/15/25)	USD	180	194,139
5.13%, 05/01/26 (Call 02/04/21)	USD	165	171,055
5.38%, 05/01/25 (Call 05/01/22)(a)	USD	10	10,550
5.75%, 05/01/28 (Call 05/01/23)(a)	USD	65	70,157
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	USD	75	78,422
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	USD	75	76,219
4.63%, 02/01/28 (Call 02/01/23)(a)	USD	50	53,188
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	USD	40	39,824
4.38%, 02/01/31 (Call 02/01/26)(a)	USD	40	39,900
5.38%, 03/15/25 (Call 03/01/21)(a)	USD	125	128,744
5.38%, 08/01/28 (Call 08/01/23)(a)(c)	USD	90	94,950
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	USD	155	170,517
6.88%, 05/01/25 (Call 04/01/25)	USD	180	209,925
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	USD	175	181,414
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	95	105,336
6.63%, 08/01/26(c)	USD	100	113,105
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(a)	USD	60	59,574
4.75%, 09/15/24 (Call 06/15/24)	USD	125	132,031
5.25%, 05/15/27 (Call 11/15/26)	USD	122	128,466
6.25%, 05/15/26 (Call 05/15/22)	USD	130	137,614
6.38%, 12/15/25 (Call 03/01/21)	USD	95	98,206
6.75%, 02/01/24 (Call 03/01/21)	USD	65	66,316
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	65	66,567
5.25%, 08/15/27 (Call 08/15/22)(a)	USD	95	98,672
6.38%, 05/01/26 (Call 05/01/22)	USD	100	106,454
8.38%, 05/01/27 (Call 05/01/22)	USD	180	192,420
International Game Technology PLC
2.38%, 04/15/28 (Call 04/15/23)(b)	EUR	100	118,053
3.50%, 06/15/26 (Call 06/15/22)(b)	EUR	150	184,449
6.25%, 01/15/27 (Call 07/15/26)(a)(c)	USD	100	114,434
6.50%, 02/15/25 (Call 08/15/24)(a)	USD	200	222,019
Intrado Corp., 8.50%, 10/15/25 (Call 03/01/21)(a)(c)	USD	145	143,949
IQVIA Inc.
2.25%, 01/15/28 (Call 07/15/22)(b)	EUR	100	122,383
2.88%, 06/15/28 (Call 06/15/23)(b)	EUR	100	125,043
3.25%, 03/15/25 (Call 03/01/21)(b)	EUR	200	244,947

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.00%, 05/15/27 (Call 05/15/22)(a)	USD	200	$210,210
IRB Holding Corp.
6.75%, 02/15/26 (Call 03/01/21)(a)	USD	50	51,625
7.00%, 06/15/25 (Call 06/15/22)(a)	USD	100	108,607
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	USD	60	61,355
4.88%, 09/15/27 (Call 09/15/22)(a)	USD	125	130,745
4.88%, 09/15/29 (Call 09/15/24)(a)	USD	125	130,000
5.00%, 07/15/28 (Call 07/15/23)(a)	USD	80	83,976
5.25%, 03/15/28 (Call 12/27/22)(a)	USD	105	110,512
5.25%, 07/15/30 (Call 07/15/25)(a)	USD	165	174,025
5.63%, 07/15/32 (Call 07/15/26)(a)	USD	75	81,115
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 02/08/21)(b)	GBP	100	139,085
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	USD	70	69,125
4.75%, 10/01/24 (Call 07/01/24)	USD	100	102,426
5.50%, 02/15/26 (Call 08/15/22)	USD	50	50,938
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/15/22)(a)(c)	USD	20	20,975
5.00%, 06/15/28 (Call 06/15/23)(a)	USD	100	105,938
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25
(Call 02/16/21)(a)	USD	75	77,164
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 03/01/21)(a)	USD	50	51,049
4.88%, 12/15/27 (Call 12/15/22)(a)	USD	50	52,500
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	USD	30	30,150
5.00%, 03/01/31 (Call 03/01/26)	USD	25	25,035
5.88%, 04/01/24 (Call 03/01/21)	USD	150	152,325
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(c)	USD	100	105,022
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	80	83,000
Kraft Heinz Foods Co.
2.00%, 06/30/23 (Call 03/30/23)(b)	EUR	100	125,729
2.25%, 05/25/28 (Call 02/25/28)(b)	EUR	150	195,607
3.00%, 06/01/26 (Call 03/01/26)(c)	USD	250	264,432
3.75%, 04/01/30 (Call 01/01/30)	USD	150	162,551
3.88%, 05/15/27 (Call 02/15/27)	USD	155	169,753
3.95%, 07/15/25 (Call 04/15/25)(c)	USD	175	190,969
4.25%, 03/01/31 (Call 12/01/30)	USD	165	185,678
4.63%, 01/30/29 (Call 10/30/28)	USD	150	171,411
L Brands Inc.
5.25%, 02/01/28	USD	115	121,914
6.63%, 10/01/30 (Call 10/01/25)(a)	USD	110	123,612
6.88%, 07/01/25 (Call 07/01/22)(a)	USD	10	10,905
7.50%, 06/15/29 (Call 06/15/24)	USD	65	73,694
9.38%, 07/01/25(a)	USD	10	12,350
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)(c)	USD	90	96,768
10.50%, 07/15/27 (Call 07/15/22)(a)(c)	USD	85	94,244
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	USD	110	105,664
5.25%, 03/15/22 (Call 09/15/21)(a)	USD	65	65,287
5.25%, 10/01/25 (Call 02/16/21)(a)	USD	4	4,000
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(a)	USD	45	45,394
3.75%, 02/15/28 (Call 02/15/23)	USD	75	76,139
4.00%, 02/15/30 (Call 02/15/25)	USD	60	61,473
Security		Par (000)	Value

United States (continued)
4.88%, 01/15/29 (Call 01/15/24)	USD	115	$121,900
5.75%, 02/01/26 (Call 02/03/21)	USD	80	82,312
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	USD	100	104,180
4.88%, 11/01/26 (Call 11/01/21)(a)	USD	100	104,050
4.88%, 05/15/28 (Call 11/15/27)(a)	USD	60	66,432
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)	USD	75	64,406
10.13%, 01/15/28 (Call 01/15/23)	USD	50	43,188
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	USD	200	215,296
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(a)	USD	135	137,219
6.75%, 04/15/25 (Call 04/15/22)(a)	USD	35	37,391
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	USD	105	104,673
3.75%, 07/15/29 (Call 01/15/24)(a)	USD	115	115,855
4.25%, 07/01/28 (Call 07/01/23)(a)	USD	125	128,238
4.63%, 09/15/27 (Call 09/15/22)(a)	USD	125	130,156
5.25%, 03/15/26 (Call 03/15/21)	USD	100	103,016
5.38%, 01/15/24 (Call 02/12/21)	USD	115	114,983
5.38%, 05/01/25 (Call 03/01/21)	USD	75	77,006
Levi Strauss & Co.
3.38%, 03/15/27 (Call 03/15/22)	EUR	100	125,395
5.00%, 05/01/25 (Call 03/01/21)(c)	USD	45	46,113
Liberty Mutual Group Inc., 3.63%, 05/23/59(Call 05/23/24)(b)(e)	EUR	100	123,913
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	USD	93	94,078
8.00%, 04/15/26 (Call 02/01/23)(a)	USD	20	20,024
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)	USD	45	45,338
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 03/01/21)(a)	USD	60	61,238
6.38%, 02/01/24 (Call 03/01/21)(a)	USD	65	66,938
Lithia Motors Inc., 4.38%, 01/15/31 (Call 10/15/25)(a)	USD	65	68,802
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)	USD	20	20,179
4.75%, 10/15/27 (Call 10/15/22)(a)(c)	USD	175	175,722
6.50%, 05/15/27 (Call 05/15/23)(a)	USD	160	177,750
LKQ European Holdings BV, 4.13%, 04/01/28 (Call 04/01/23)(b)	EUR	100	129,856
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (Call 01/01/24)(b)	EUR	100	130,425
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)	USD	50	52,188
5.75%, 09/15/25 (Call 02/08/21)(a)	USD	115	118,829
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	USD	130	134,682
4.50%, 01/15/29 (Call 01/15/24)(a)	USD	85	86,985
5.13%, 12/15/26 (Call 12/15/22)(a)(c)	USD	155	164,726
5.63%, 04/01/25 (Call 01/01/25)	USD	65	70,850
Series T, 5.80%, 03/15/22	USD	75	78,375
Series W, 6.75%, 12/01/23	USD	75	83,216
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(c)	USD	125	141,067
Macy's Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	USD	175	193,812
Macy's Retail Holdings LLC, 3.63%, 06/01/24 (Call 03/01/24)(c)	USD	100	96,489
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	USD	15	15,938

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	USD	100	$104,016
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	USD	130	124,312
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	USD	115	118,415
4.63%, 06/01/28 (Call 06/01/23)(a)	USD	10	10,435
5.00%, 12/15/27 (Call 12/15/22)(a)	USD	75	78,916
Mattel Inc.
5.88%, 12/15/27 (Call 12/15/22)(a)	USD	110	121,031
6.75%, 12/31/25 (Call 02/08/21)(a)	USD	190	199,699
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24 (Call 03/01/21)(b)	EUR	100	120,946
5.50%, 04/15/24 (Call 03/01/21)(a)	USD	185	187,312
7.25%, 04/15/25 (Call 03/01/21)(a)	USD	170	167,886
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)(c)	USD	125	133,750
Meredith Corp., 6.88%, 02/01/26 (Call 03/01/21)(c)	USD	160	161,689
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	USD	50	56,758
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)	USD	40	40,602
4.50%, 09/01/26 (Call 06/01/26)	USD	65	68,875
4.63%, 06/15/25 (Call 03/15/25)(a)	USD	145	153,908
5.63%, 05/01/24 (Call 02/01/24)	USD	130	139,706
5.75%, 02/01/27 (Call 11/01/26)	USD	95	106,635
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	62	64,658
4.75%, 10/15/28 (Call 07/15/28)	USD	90	93,933
5.50%, 04/15/27 (Call 01/15/27)	USD	111	120,435
5.75%, 06/15/25 (Call 03/15/25)	USD	165	181,225
6.00%, 03/15/23	USD	155	165,623
6.75%, 05/01/25 (Call 05/01/22)	USD	50	53,513
7.75%, 03/15/22	USD	125	132,837
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	USD	155	162,306
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/23)(a)	USD	135	133,357
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	USD	65	69,594
4.38%, 06/15/28 (Call 06/15/23)(a)	USD	80	83,438
5.38%, 11/15/22 (Call 08/15/22)	USD	90	95,288
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 03/01/21)(a)	USD	90	74,841
10.50%, 05/15/27 (Call 05/15/22)(a)	USD	65	57,615
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(a)(c)	USD	155	153,644
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	USD	85	85,952
3.69%, 06/05/28 (Call 04/06/28)	GBP	100	148,802
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	127,129
4.63%, 08/01/29 (Call 08/01/24)	USD	90	96,010
5.00%, 10/15/27 (Call 10/15/22)	USD	175	184,625
5.25%, 08/01/26 (Call 08/01/21)	USD	65	67,449
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	USD	40	42,188
3.88%, 02/15/31 (Call 06/01/25)(a)	USD	150	160,187
4.00%, 11/15/29 (Call 11/15/24)(a)	USD	100	106,250
4.75%, 08/01/26 (Call 08/01/21)(a)	USD	65	67,316
5.38%, 05/15/27 (Call 05/15/22)(a)	USD	65	69,815
Murphy Oil Corp.
5.75%, 08/15/25 (Call 03/01/21)	USD	75	72,110
Security		Par (000)	Value

United States (continued)
5.88%, 12/01/27 (Call 12/01/22)	USD	55	$52,289
6.88%, 08/15/24 (Call 03/01/21)	USD	50	48,938
Murphy Oil USA Inc., 3.75%, 02/15/31 (Call 02/15/26)(a)	USD	10	10,025
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	USD	100	63,000
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	USD	50	39,950
7.50%, 01/15/28 (Call 01/15/23)(a)	USD	50	39,094
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	USD	80	83,000
5.50%, 08/15/28 (Call 08/15/23)(a)	USD	75	77,813
6.00%, 01/15/27 (Call 01/15/23)(a)	USD	110	116,402
Navient Corp.
4.87%, 03/15/28 (Call 06/15/27)	USD	45	44,910
5.00%, 03/15/27 (Call 09/15/26)	USD	65	65,998
5.50%, 01/25/23	USD	150	156,696
5.88%, 10/25/24	USD	65	69,063
6.13%, 03/25/24	USD	105	111,767
6.50%, 06/15/22	USD	100	104,728
6.75%, 06/25/25	USD	65	71,256
6.75%, 06/15/26	USD	65	71,603
7.25%, 01/25/22	USD	45	46,688
7.25%, 09/25/23	USD	65	71,527
Navistar International Corp.
6.63%, 11/01/25 (Call 02/08/21)(a)	USD	140	145,803
9.50%, 05/01/25 (Call 05/01/22)(a)	USD	80	88,952
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)	USD	110	108,762
10.25%, 02/01/26 (Call 08/01/23)(a)	USD	85	98,600
12.25%, 05/15/24 (Call 02/15/24)(a)(c)	USD	115	134,550
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)(c)	USD	95	97,612
5.25%, 10/01/30 (Call 10/01/25)(a)(c)	USD	20	20,900
5.75%, 09/01/27 (Call 09/01/22)(a)	USD	65	68,302
6.13%, 09/01/29 (Call 09/01/24)(a)(c)	USD	65	70,417
8.13%, 04/15/25 (Call 04/15/22)(a)(c)	USD	25	27,393
Netflix Inc.
3.00%, 06/15/25 (Call 03/15/25)(b)	EUR	100	132,570
3.63%, 06/15/25 (Call 03/15/25)(a)	USD	25	27,088
3.63%, 05/15/27	EUR	100	140,675
3.63%, 06/15/30 (Call 03/15/30)(b)	EUR	200	294,394
3.88%, 11/15/29(b)	EUR	100	148,304
4.38%, 11/15/26(c)	USD	125	142,975
4.63%, 05/15/29	EUR	100	154,380
4.88%, 04/15/28	USD	175	205,135
4.88%, 06/15/30 (Call 03/15/30)(a)	USD	125	151,875
5.38%, 11/15/29(a)	USD	90	111,880
5.50%, 02/15/22	USD	75	78,469
5.75%, 03/01/24	USD	50	56,740
5.88%, 02/15/25(c)	USD	100	116,233
5.88%, 11/15/28	USD	190	237,535
6.38%, 05/15/29	USD	100	129,021
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	USD	150	155,380

Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)(c)	USD	100	105,310
4.70%, 04/01/26 (Call 01/01/26)	USD	250	275,215
4.88%, 06/01/25 (Call 05/01/25)	USD	90	99,086
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	USD	75	77,258
5.63%, 07/15/27 (Call 07/15/22)(a)	USD	250	265,365

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	USD	65	$69,154
4.25%, 07/15/24 (Call 04/15/24)(a)	USD	45	47,705
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	65	72,150
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(a)	USD	180	189,432
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 02/01/26 (Call 02/01/23)(a)	USD	115	116,725
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 03/01/21)	USD	80	73,883
7.50%, 04/15/26 (Call 04/15/22)(c)	USD	70	54,142
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 03/01/21)(a)	USD	65	66,788
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 03/01/21)(a)	USD	86	86,172
5.63%, 10/01/28 (Call 10/01/23)(a)	USD	120	128,364
5.88%, 10/01/30 (Call 10/01/25)(a)	USD	70	77,721
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	USD	50	51,273
5.00%, 04/15/25 (Call 02/08/21)(a)	USD	140	142,264
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	USD	220	230,974
5.88%, 09/30/26 (Call 09/30/21)(a)	USD	190	199,262
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	USD	15	15,361
3.63%, 02/15/31 (Call 02/15/26)(a)	USD	120	124,800
5.25%, 06/15/29 (Call 06/15/24)(a)(c)	USD	90	99,273
5.75%, 01/15/28 (Call 01/15/23)	USD	105	113,962
6.63%, 01/15/27 (Call 07/15/21)	USD	155	162,750
7.25%, 05/15/26 (Call 05/15/21)	USD	125	131,061
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	USD	65	68,250
5.75%, 10/01/25 (Call 07/01/25)	USD	85	90,442
6.00%, 06/01/26 (Call 03/01/26)	USD	90	95,661
6.38%, 10/01/30 (Call 04/01/30)	USD	55	60,638
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	USD	25	24,714
2.90%, 08/15/24 (Call 07/15/24)	USD	275	266,242
3.20%, 08/15/26 (Call 06/15/26)	USD	150	141,613
3.40%, 04/15/26 (Call 01/15/26)	USD	150	143,662
3.50%, 06/15/25 (Call 03/15/25)	USD	100	97,002
3.50%, 08/15/29 (Call 05/15/29)	USD	200	185,574
5.50%, 12/01/25 (Call 09/01/25)	USD	45	46,913
5.55%, 03/15/26 (Call 12/15/25)(c)	USD	200	209,578
5.88%, 09/01/25 (Call 06/01/25)(c)	USD	85	89,225
6.13%, 01/01/31 (Call 07/01/30)(c)	USD	100	108,782
6.38%, 09/01/28 (Call 03/01/28)	USD	90	96,986
6.63%, 09/01/30 (Call 03/01/30)(c)	USD	140	158,099
7.50%, 05/01/31	USD	100	115,250
7.88%, 09/15/31	USD	50	57,288
8.00%, 07/15/25 (Call 04/15/25)(c)	USD	155	174,995
8.50%, 07/15/27 (Call 01/15/27)	USD	190	223,193
8.88%, 07/15/30 (Call 01/15/30)	USD	100	125,625
OI European Group BV, 3.13%, 11/15/24 (Call 08/15/24)(b)	EUR	100	125,569
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	USD	65	68,166
5.13%, 09/15/27 (Call 03/15/22)	USD	90	93,545
5.63%, 08/01/29 (Call 08/01/24)	USD	95	101,650
9.50%, 06/01/25 (Call 03/01/25)(a)	USD	40	49,750
Security		Par (000)	Value

United States (continued)
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	USD	65	$65,469
5.38%, 11/15/29 (Call 05/15/29)	USD	100	110,125
5.63%, 03/15/23	USD	100	107,189
6.13%, 05/15/22	USD	75	79,196
6.13%, 03/15/24 (Call 09/15/23)	USD	165	180,315
6.63%, 01/15/28 (Call 07/15/27)(c)	USD	100	116,975
6.88%, 03/15/25	USD	155	177,862
7.13%, 03/15/26(c)	USD	175	205,218
8.88%, 06/01/25 (Call 06/01/22)	USD	75	83,858
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(a)	USD	125	134,344
7.38%, 06/01/25 (Call 06/01/22)(a)	USD	45	48,255
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	USD	40	39,700
4.63%, 03/15/30 (Call 03/15/25)(a)	USD	65	65,058
5.00%, 08/15/27 (Call 08/15/22)(a)(c)	USD	80	82,475
5.63%, 02/15/24 (Call 02/16/21)	USD	50	50,525
6.25%, 06/15/25 (Call 06/15/22)(a)(c)	USD	80	84,900
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	USD	75	81,878
5.63%, 07/01/24	USD	75	81,431
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)	USD	90	96,412
6.63%, 05/13/27 (Call 05/15/23)(a)	USD	90	97,452
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	USD	351	377,859
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)	USD	80	84,318
Parsley Energy LLC/Parsley Finance Corp., 5.63%,
10/15/27 (Call 10/15/22)(a)(c)	USD	65	71,598
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	USD	110	63,874
7.25%, 06/15/25 (Call 03/01/21)	USD	75	49,650
9.25%, 05/15/25 (Call 05/15/22)(a)	USD	125	120,469
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)(c)	USD	125	127,331
6.13%, 09/15/24 (Call 03/01/21)	USD	50	50,963
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(c)	USD	70	71,579
5.50%, 05/15/26 (Call 05/15/21)	USD	60	62,373
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	USD	135	142,087
PetSmart Inc.
5.88%, 06/01/25 (Call 03/01/21)(a)	USD	167	171,300
7.13%, 03/15/23 (Call 03/01/21)(a)	USD	190	190,522
8.88%, 06/01/25 (Call 02/08/21)(a)	USD	80	83,450
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	USD	100	107,419
5.25%, 07/01/30 (Call 07/01/25)	USD	145	159,500
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	USD	100	106,000
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	USD	45	48,102
Pilgrim's Pride Corp.
5.75%, 03/15/25 (Call 03/01/21)(a)	USD	125	127,777
5.88%, 09/30/27 (Call 09/30/22)(a)	USD	80	85,236

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(a)	USD	205	$213,503
5.00%, 08/15/26 (Call 08/15/21)(a)	USD	115	118,881
5.50%, 12/15/29 (Call 12/15/24)(a)(c)	USD	95	103,191
5.63%, 01/15/28 (Call 12/01/22)(a)	USD	120	127,500
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	165	173,044
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)	USD	50	53,203
6.38%, 03/01/24 (Call 03/01/21)(a)(c)	USD	75	76,500
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	USD	95	93,650
5.25%, 04/15/24(a)	USD	95	101,015
5.75%, 04/15/26(a)(c)	USD	160	175,168
6.25%, 01/15/28 (Call 01/15/23)(a)	USD	135	143,425
Primo Water Holdings Inc., 3.88%, 10/31/28 (Call 10/31/23)(b)	EUR	100	124,196
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	USD	90	92,397
4.00%, 02/15/28 (Call 02/15/23)(a)(c)	USD	65	67,519
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	USD	75	79,031
5.38%, 10/01/22 (Call 07/01/22)	USD	65	67,677
5.63%, 03/01/26 (Call 12/01/25)	USD	65	72,482
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)	USD	35	35,831
4.38%, 10/15/29 (Call 10/15/24)	USD	150	163,725
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(a)(c)	USD	125	133,331
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(a)	USD	45	45,077
3.88%, 03/01/31 (Call 03/01/26)(a)	USD	180	182,475
QVC Inc.
4.38%, 03/15/23	USD	70	73,753
4.38%, 09/01/28 (Call 06/01/28)	USD	65	67,652
4.45%, 02/15/25 (Call 11/15/24)	USD	75	80,452
4.75%, 02/15/27 (Call 11/15/26)	USD	70	75,049
4.85%, 04/01/24	USD	75	81,537
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	USD	75	78,872
4.88%, 03/15/27 (Call 09/15/26)	USD	50	54,091
6.63%, 03/15/25 (Call 09/15/24)	USD	95	107,112
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)	USD	90	91,834
6.50%, 09/15/28 (Call 09/15/23)(a)	USD	80	84,067
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	USD	95	93,117
5.00%, 03/15/23 (Call 12/15/22)(c)	USD	90	90,423
8.25%, 01/15/29 (Call 01/15/24)(a)	USD	55	57,750
9.25%, 02/01/26 (Call 02/01/22)	USD	85	92,526
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	USD	50	51,772
5.75%, 01/15/29 (Call 01/15/24)(a)	USD	70	71,750
7.63%, 06/15/25 (Call 06/15/22)(a)	USD	90	97,881
9.38%, 04/01/27 (Call 04/01/22)(a)	USD	65	71,890
Refinitiv U.S. Holdings Inc., 4.50%, 05/15/26 (Call 11/15/21)(b)	EUR	100	127,322
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	USD	180	196,614
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27 (Call 10/15/23)(a)	USD	125	125,900
Security		Par (000)	Value

United States (continued)
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/22)	USD	105	$107,100
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	USD	77	81,547
8.00%, 11/15/26 (Call 01/15/23)(a)	USD	114	122,550
Rockies Express Pipeline LLC, 4.95%, 07/15/29(Call 04/15/29)(a)	USD	50	53,763
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	USD	95	98,562
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	USD	80	86,110
9.25%, 04/15/25 (Call 03/16/25)(a)	USD	90	106,780
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 03/01/21)	USD	50	51,531
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	USD	165	164,587
3.88%, 02/15/27 (Call 02/15/23)	USD	200	208,362
4.00%, 10/01/22 (Call 02/11/21)	USD	95	95,988
4.88%, 09/01/24 (Call 03/01/21)	USD	140	143,725
Scientific Games International Inc.
3.38%, 02/15/26 (Call 03/01/21)(b)	EUR	100	120,319
5.00%, 10/15/25 (Call 03/01/21)(a)	USD	155	159,662
7.00%, 05/15/28 (Call 05/15/23)(a)(c)	USD	85	90,046
7.25%, 11/15/29 (Call 11/15/24)(a)	USD	65	70,038
8.25%, 03/15/26 (Call 03/15/22)(a)	USD	135	142,977
8.63%, 07/01/25 (Call 07/01/22)(a)	USD	60	64,821
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	USD	70	70,092
5.38%, 01/15/31 (Call 01/15/26)(a)	USD	70	70,700
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)	USD	50	48,526
3.38%, 07/15/31 (Call 01/15/26)(a)	USD	55	53,350
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	USD	55	58,438
4.88%, 12/01/22 (Call 09/01/22)(a)	USD	55	57,753
5.13%, 12/01/24 (Call 09/01/24)(a)	USD	30	33,069
5.25%, 04/01/23 (Call 01/01/23)(a)	USD	50	53,034
5.50%, 09/15/25 (Call 06/15/25)(a)	USD	50	55,625
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	USD	205	219,042
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	30	30,825
4.38%, 02/15/30 (Call 11/15/29)(a)	USD	55	59,263
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	USD	75	76,109
4.63%, 12/15/27 (Call 12/15/22)	USD	75	79,940
5.13%, 06/01/29 (Call 06/01/24)	USD	100	109,470
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	USD	50	45,821
4.35%, 10/01/24 (Call 09/01/24)	USD	100	98,205
4.38%, 02/15/30 (Call 08/15/29)(c)	USD	50	45,619
4.75%, 10/01/26 (Call 08/01/26)	USD	50	48,568
4.95%, 02/15/27 (Call 08/15/26)(c)	USD	25	24,135
4.95%, 10/01/29 (Call 07/01/29)(c)	USD	50	47,386
5.50%, 12/15/27 (Call 09/15/27)	USD	65	69,152
7.50%, 09/15/25 (Call 06/15/25)	USD	90	101,344
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)	USD	80	81,576
5.38%, 05/01/26 (Call 05/01/21)(a)	USD	65	66,606
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 03/01/21)	EUR	100	122,362
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	USD	80	79,757

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.13%, 02/15/27 (Call 08/15/21)(a)(c)	USD	75	$75,750
5.50%, 03/01/30 (Call 12/01/24)(a)	USD	65	67,158
Sirius XM Radio Inc.
4.13%, 07/01/30 (Call 07/01/25)(a)	USD	170	175,312
4.63%, 07/15/24 (Call 07/15/21)(a)	USD	190	196,452
5.00%, 08/01/27 (Call 08/01/22)(a)	USD	190	199,737
5.38%, 07/15/26 (Call 07/15/21)(a)(c)	USD	225	234,159
5.50%, 07/01/29 (Call 07/01/24)(a)	USD	155	168,950
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 03/01/21)(a)	USD	125	124,062
5.50%, 04/15/27 (Call 04/15/22)(a)(c)	USD	65	65,569
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	USD	35	37,663
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	USD	205	227,037
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(a)	USD	230	236,658
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)(c)	USD	115	119,887
7.50%, 04/01/26 (Call 04/01/21)(c)	USD	80	83,724
7.75%, 10/01/27 (Call 10/01/22)(c)	USD	40	42,200
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)(b)	EUR	100	125,366
5.75%, 07/15/25 (Call 03/01/21)	USD	125	129,006
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(c)	USD	75	72,094
5.50%, 01/15/25 (Call 10/15/22)(a)	USD	15	15,750
7.50%, 04/15/25 (Call 04/15/22)(a)	USD	150	160,906
Sprint Communications Inc., 6.00%, 11/15/22	USD	285	306,817
Sprint Corp.
7.13%, 06/15/24	USD	290	337,792
7.63%, 02/15/25 (Call 11/15/24)	USD	190	227,216
7.63%, 03/01/26 (Call 11/01/25)	USD	165	203,362
7.88%, 09/15/23	USD	485	560,175
SS&C Technologies Inc., 5.50%, 09/30/27(Call 03/30/22)(a)	USD	275	291,449
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	USD	125	140,646
Standard Industries Inc./NJ
2.25%, 11/21/26 (Call 08/21/26)(b)	EUR	100	123,078
3.38%, 01/15/31 (Call 07/15/25)(a)	USD	60	59,187
4.38%, 07/15/30 (Call 07/15/25)(a)	USD	160	169,800
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	175	184,088
5.00%, 02/15/27 (Call 02/15/22)(a)(c)	USD	85	88,719
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	USD	250	254,460
10.75%, 04/15/27 (Call 04/15/22)(a)(c)	USD	125	121,287
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	USD	65	65,051
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(a)	USD	125	122,812
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)	USD	10	10,275
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 03/01/21)	USD	75	76,313
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	USD	65	68,413
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(a)	USD	85	86,947
5.50%, 02/15/26 (Call 03/01/21)	USD	100	102,975
5.88%, 03/15/28 (Call 03/15/23)	USD	50	53,152
6.00%, 04/15/27 (Call 04/15/22)	USD	75	79,406
Talen Energy Supply LLC6.50%, 06/01/25 (Call 03/01/21)	USD	70	55,607
Security		Par (000)	Value

United States (continued)
6.63%, 01/15/28 (Call 01/15/23)(a)	USD	85	$88,876
7.25%, 05/15/27 (Call 05/15/22)(a)	USD	95	100,462
7.63%, 06/01/28 (Call 06/01/23)(a)	USD	15	16,163
10.50%, 01/15/26 (Call 01/15/22)(a)	USD	75	69,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 03/01/21)(a)	USD	60	61,082
5.50%, 01/15/28 (Call 01/15/23)(a)	USD	95	94,820
6.00%, 03/01/27 (Call 03/01/23)(a)	USD	55	55,802
6.00%, 12/31/30 (Call 12/31/25)(a)	USD	65	65,320
7.50%, 10/01/25 (Call 10/01/22)(a)	USD	50	53,256
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	USD	60	59,400
4.25%, 11/15/23 (Call 03/01/21)	USD	75	75,563
4.88%, 02/01/31 (Call 02/01/26)(a)	USD	100	104,437
5.00%, 01/15/28 (Call 01/15/23)	USD	90	93,178
5.13%, 02/01/25 (Call 02/18/21)	USD	50	51,387
5.38%, 02/01/27 (Call 02/01/22)	USD	65	67,175
5.50%, 03/01/30 (Call 03/01/25)	USD	100	106,273
5.88%, 04/15/26 (Call 04/15/21)(c)	USD	125	130,939
6.50%, 07/15/27 (Call 07/15/22)	USD	95	102,375
6.88%, 01/15/29 (Call 01/15/24)	USD	50	55,188
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	USD	75	82,500
5.75%, 01/15/28 (Call 10/15/27)(a)(c)	USD	55	62,281
5.88%, 06/15/27 (Call 03/15/27)(a)	USD	65	73,554
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	USD	100	101,243
4.75%, 03/15/26 (Call 03/15/23)(a)	USD	30	31,800
5.00%, 09/15/29 (Call 09/15/24)	USD	145	150,581
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(a)	USD	110	115,547
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 02/08/21)(a)	USD	125	128,594
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 03/01/21)	USD	235	239,359
4.63%, 09/01/24 (Call 09/01/21)(a)	USD	75	77,193
4.63%, 06/15/28 (Call 06/15/23)(a)	USD	65	68,118
4.88%, 01/01/26 (Call 03/01/22)(a)	USD	265	276,429
5.13%, 05/01/25 (Call 03/01/21)	USD	175	177,245
5.13%, 11/01/27 (Call 11/01/22)(a)	USD	285	300,448
6.13%, 10/01/28 (Call 10/01/23)(a)	USD	250	261,557
6.25%, 02/01/27 (Call 02/01/22)(a)	USD	210	221,149
6.75%, 06/15/23	USD	185	200,721
7.00%, 08/01/25 (Call 03/01/21)(c)	USD	60	62,175
7.50%, 04/01/25 (Call 04/01/22)(a)(c)	USD	25	27,047
Tenneco Inc.
5.00%, 07/15/24 (Call 03/01/21)(b)	EUR	100	124,009
5.00%, 07/15/26 (Call 07/15/21)	USD	60	55,350
7.88%, 01/15/29 (Call 01/15/24)(a)	USD	60	67,613
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	USD	65	67,002
4.75%, 01/15/30 (Call 01/15/25)(a)	USD	85	91,239
5.00%, 01/31/28 (Call 07/31/27)(a)	USD	75	83,243
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	USD	105	113,531
Tesla Inc., 5.30%, 08/15/25 (Call 03/01/21)(a)	USD	225	234,214
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	USD	100	101,054
2.63%, 02/15/29 (Call 02/15/24)	USD	120	120,436

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
2.88%, 02/15/31 (Call 02/15/26)	USD	87	$87,707
4.00%, 04/15/22 (Call 03/16/22)	USD	65	67,014
4.50%, 02/01/26 (Call 02/08/21)	USD	225	230,175
4.75%, 02/01/28 (Call 02/01/23)	USD	190	202,939
5.13%, 04/15/25 (Call 02/08/21)	USD	65	66,219
5.38%, 04/15/27 (Call 04/15/22)	USD	65	69,237
6.00%, 04/15/24 (Call 02/08/21)	USD	125	126,294
6.50%, 01/15/26 (Call 02/08/21)	USD	100	103,064
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(c)	USD	50	54,375
4.35%, 02/15/28 (Call 11/15/27)(c)	USD	50	55,283
4.38%, 04/15/23 (Call 01/15/23)	USD	25	26,461
4.88%, 03/15/27 (Call 12/15/26)	USD	55	63,174
5.88%, 02/15/22 (Call 11/15/21)	USD	50	52,000
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(a)	USD	115	114,137
5.50%, 11/15/27 (Call 11/15/22)	USD	335	344,279
6.25%, 03/15/26 (Call 03/15/22)(a)	USD	505	534,138
6.38%, 06/15/26 (Call 06/15/21)(c)	USD	145	149,979
6.50%, 07/15/24 (Call 02/14/21)	USD	150	152,482
6.50%, 05/15/25 (Call 03/01/21)	USD	95	97,439
7.50%, 03/15/27 (Call 03/15/22)	USD	75	79,915
8.00%, 12/15/25 (Call 04/08/22)(a)	USD	105	114,691
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	USD	73	64,399
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(a)	USD	50	39,187
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	USD	136	128,624
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	USD	70	64,268
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 03/01/21)(a)	USD	45	42,001
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	USD	48	43,950
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	USD	70	70,914
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	USD	50	54,813
Triumph Group Inc.
6.25%, 09/15/24 (Call 03/01/21)(a)(c)	USD	50	49,500
7.75%, 08/15/25 (Call 03/01/21)(c)	USD	67	62,813
8.88%, 06/01/24 (Call 02/01/23)(a)	USD	43	47,380
Tronox Finance PLC, 5.75%, 10/01/25 (Call 03/01/21)(a)	USD	80	82,978
Tronox Inc.
6.50%, 05/01/25 (Call 05/01/22)(a)	USD	60	64,350
6.50%, 04/15/26 (Call 04/15/21)(a)	USD	75	77,438
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(a)	USD	30	30,113
6.25%, 04/15/25 (Call 04/15/22)(a)(c)	USD	135	143,728
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(c)	USD	80	77,040
6.88%, 08/15/25 (Call 03/01/21)	USD	95	93,931
Uber Technologies Inc.
6.25%, 01/15/28 (Call 09/15/23)(a)	USD	50	53,654
7.50%, 05/15/25 (Call 05/15/22)(a)	USD	115	123,343
7.50%, 09/15/27 (Call 09/15/22)(a)	USD	150	164,251
8.00%, 11/01/26 (Call 11/01/21)(a)	USD	165	178,406
UGI International LLC, 3.25%, 11/01/25 (Call 11/01/21)(b)	EUR	100	124,244
United Airlines Holdings Inc., 4.25%, 10/01/22(c)	USD	50	50,000
United Rentals North America Inc. 3.88%, 11/15/27 (Call 11/15/22)	USD	108	113,477
Security		Par (000)	Value

United States (continued)
3.88%, 02/15/31 (Call 08/15/25)(c)	USD	125	$130,625
4.00%, 07/15/30 (Call 07/15/25)	USD	95	100,137
4.88%, 01/15/28 (Call 01/15/23)	USD	135	143,640
5.25%, 01/15/30 (Call 01/15/25)	USD	75	83,025
5.50%, 05/15/27 (Call 05/15/22)(c)	USD	125	133,733
5.88%, 09/15/26 (Call 09/15/21)	USD	125	131,712
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(a)	USD	120	139,823
Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	USD	20	20,100
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC 7.13%, 12/15/24 (Call 03/01/21)(a)	USD	100	103,125
7.88%, 02/15/25 (Call 02/15/22)(a)	USD	235	252,625
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 03/01/21)(a)	USD	70	71,488
8.25%, 10/15/23 (Call 03/01/21)	USD	140	142,125
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/08/21)(a)	USD	185	185,694
6.63%, 06/01/27 (Call 06/01/23)(a)	USD	190	200,197
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	USD	115	120,198
6.88%, 09/01/27 (Call 09/01/22)	USD	70	74,200
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	USD	40	40,233
4.25%, 02/15/30 (Call 02/15/25)(a)	USD	85	89,125
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	60	61,940
6.13%, 02/01/25 (Call 02/01/21)(a)	USD	105	106,606
10.50%, 11/01/26 (Call 11/01/21)(a)	USD	70	74,813
Vericast Corp., 8.38%, 08/15/22 (Call 03/01/21)(a)	USD	100	101,000
VeriSign Inc.
4.63%, 05/01/23 (Call 03/01/21)(c)	USD	100	100,858
4.75%, 07/15/27 (Call 07/15/22)	USD	70	74,335
5.25%, 04/01/25 (Call 01/01/25)	USD	65	73,596
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/21)(a)	USD	340	350,200
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	USD	140	151,018
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(e)	USD	105	107,893
6.25%, 02/28/57 (Call 02/28/27)(e)	USD	80	89,384
ViaSat Inc.
5.63%, 09/15/25 (Call 02/08/21)(a)	USD	90	91,940
5.63%, 04/15/27 (Call 04/15/22)(a)(c)	USD	75	79,031
6.50%, 07/15/28 (Call 07/15/23)(a)(c)	USD	30	32,400
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	USD	100	101,724
3.75%, 02/15/27 (Call 02/15/23)(a)	USD	145	147,818
4.13%, 08/15/30 (Call 02/15/25)(a)	USD	125	130,312
4.25%, 12/01/26 (Call 12/01/22)(a)	USD	125	129,531
4.63%, 12/01/29 (Call 12/01/24)(a)	USD	125	133,280
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	USD	105	100,537
13.00%, 05/15/25 (Call 05/15/22)(a)	USD	90	104,872
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	USD	155	163,323
5.50%, 09/01/26 (Call 09/01/21)(a)	USD	150	156,142
5.63%, 02/15/27 (Call 02/15/22)(a)	USD	195	206,271
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	USD	85	82,663

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)	USD	240	$205,800
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)	USD	80	87,120
7.25%, 06/15/28 (Call 06/15/23)(a)(c)	USD	205	229,935
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(c)	USD	240	265,901
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	USD	50	50,997
4.10%, 02/01/25 (Call 01/01/25)	USD	125	129,531
4.50%, 03/01/28 (Call 12/01/27)	USD	50	51,823
4.65%, 07/01/26 (Call 04/01/26)	USD	50	52,525
4.75%, 08/15/28 (Call 05/15/28)	USD	50	52,875
5.05%, 02/01/30 (Call 11/01/29)	USD	150	165,082
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	USD	90	95,737
5.63%, 03/15/27 (Call 03/15/22)(a)	USD	75	79,194
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	USD	55	56,860
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	USD	155	156,658
WMG Acquisition Corp.
2.75%, 07/15/28 (Call 07/15/23)(b)	EUR	100	125,229
3.00%, 02/15/31 (Call 02/15/26)(a)	USD	40	38,900
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)	USD	74	70,763
9.00%, 11/15/26 (Call 11/15/22)(a)	USD	114	108,585
13.13%, 11/15/27 (Call 11/15/22)(a)(c)	USD	40	33,840
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	USD	100	106,062
5.25%, 09/15/24 (Call 06/15/24)	USD	80	88,900
5.25%, 10/15/27 (Call 10/15/22)	USD	90	94,945
5.75%, 06/01/26 (Call 06/01/21)	USD	65	68,291
5.88%, 06/15/28 (Call 06/15/23)	USD	12	13,012
WR Grace & Co-Conn, 4.88%, 06/15/27 (Call 06/15/23)(a)	USD	120	125,956
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	USD	138	141,674
4.25%, 03/01/22 (Call 12/01/21)	USD	81	82,214
6.00%, 04/01/27 (Call 01/01/27)	USD	50	55,355
6.63%, 07/31/26 (Call 04/30/26)(a)	USD	35	39,033
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)	USD	70	70,953
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	USD	65	65,620
5.25%, 05/15/27 (Call 02/15/27)(a)(c)	USD	130	131,980
5.50%, 03/01/25 (Call 12/01/24)(a)	USD	225	232,350
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)	USD	100	102,023
7.75%, 04/15/25 (Call 04/15/22)(a)	USD	100	107,375
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	USD	175	184,100
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	USD	75	78,521
5.50%, 08/15/28 (Call 07/15/28)(a)	USD	65	67,363
XPO Logistics Inc.
6.13%, 09/01/23 (Call 03/01/21)(a)	USD	65	66,138
6.25%, 05/01/25 (Call 05/01/22)(a)	USD	200	214,750
6.75%, 08/15/24 (Call 08/15/21)(a)	USD	125	132,200
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	USD	110	107,800
4.75%, 01/15/30 (Call 10/15/29)(a)	USD	125	134,062
7.75%, 04/01/25 (Call 04/01/22)(a)	USD	60	65,850
Security		Par/ Shares (000)	Value

United States (continued)
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(a)	USD	205	$205,492
6.13%, 03/01/28 (Call 03/01/23)(a)	USD	140	145,864
			122,184,288

Total Corporate Bonds & Notes — 97.9%
(Cost: $174,309,308)			183,023,977

Floating Rate Loan Interests
United States — 0.1%

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 11/01/25(g)		$84	91,560

Total Floating Rate Loan Interests — 0.1%
(Cost: $84,000)			91,560

Common Stocks
United States — 0.0%
AMC Entertainment Inc., (Acquired 7/31/20, Cost:0)(h)(i)(j)		1	10,303
Whiting Petroleum Corp.(c)(i)		0	6,549
			16,852

Total Common Stocks — 0.0%
(Cost: $20,340)			16,852

Warrants
United States — 0.0%
SM Energy Co., (Expires 6/30/23)(i)		5	41,230

Total Warrants — 0.0%
(Cost: $21,107)			41,230

Short-Term Investments
Money Market Funds — 9.3%

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(k)(l)(m)		16,798	16,808,297

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(k)(l)		620	620,000
			17,428,297

Total Short-Term Investments — 9.3%
(Cost: $17,423,978)			17,428,297

Total Investments in Securities — 107.3%
(Cost: $191,858,733)			200,601,916
Other Assets, Less Liabilities — (7.3)%			(13,706,309)
Net Assets — 100.0%.			$186,895,607

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	All or a portion of this security is on loan.
(d)	Perpetual security with no stated maturity date.
(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2021

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Fixed rate.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Non-income producing security.
(j)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $10,303, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period-end.
(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,552,610	$5,256,949	(a)	$—		$(1,208)	$(54)	$16,808,297	16,798	$9,593	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,600,000	—		(1,980,000	)(a)	—	—	620,000	620	238		—
						$(1,208)	$(54)	$17,428,297		$9,831		$—

(a)	Represents net amount purchased (sold)
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$183,023,977	$—	$183,023,977
Floating Rate Loan Interests	—	91,560	—	91,560
Common Stocks	6,549	—	10,303	16,852
Warrants.	—	41,230	—	41,230
Money Market Funds	17,428,297	—	—	17,428,297
	$17,434,846	$183,156,767	$10,303	$200,601,916

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound